As filed with the Securities and Exchange Commission on December 23, 2025

Registration Nos. 33-22884

811-05577

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 128	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 130

The Glenmede Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

One Congress Street, Suite 1

Boston, MA 02114

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

1-800-442-8299

Joshua M. Lindauer, Esq.

Secretary

Faegre Drinker Biddle & Reath LLP

1177 Avenue of the Americas

41st Floor New York, New York 10036

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on _________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☒	on February 28, 2026 pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on ____________ pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

o	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Preliminary Prospectus
Dated December [23], 2025
Subject to Completion
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
THE GLENMEDE FUND, INC.
Prospectus
[•], 2026
Equity Portfolios
Total Market Plus Equity Portfolio (formerly, Quantitative U.S. Total Market Equity Portfolio)
[Advisor] Shares – (GTTMX)
Institutional Shares – ([•])
Investment Advisor
Glenmede Investment Management LP
The Securities and Exchange Commission has not approved or disapproved the Portfolio’s securities or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

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SUMMARY SECTION
Total Market Plus Equity Portfolio (formerly, Quantitative U.S. Total Market Equity Portfolio)
(Advisor Shares)
Investment Objective
Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell Advisor Shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Advisor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.60]%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	[•]%
Short Sales Expenses	[•]%
Total Other Expenses	[•]%
Total Annual Portfolio Operating Expenses	[•]%
Fee Waivers and Expense Reimbursements[1]	[•]%
Net Expenses	[•]%

[1]
Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed [0.90]% of the Portfolio’s Advisor Shares’ average daily net assets (excluding acquired fund fees and expenses, short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, [2027] and may discontinue this arrangement anytime thereafter. This contractual fee waiver agreement may not be terminated before February 28, [2027] without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example
This Example is intended to help you compare the cost of investing in the Portfolio’s Advisor Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
[•]	[•]	[•]	[•]

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [•]% of the average value of its portfolio.

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Principal Investment Strategies
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in long and short positions with respect to equity securities, such as common stocks, of public companies tied economically to the U.S. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was $[•] million to $[•] trillion as of December 31, 2025.
The Advisor’s selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures, and other models focus on risk analysis and overall portfolio characteristics. The Advisor takes long positions in equity securities that the models identify as undervalued and more likely to appreciate and takes short positions in equity securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolio. The frequency and size of short sales will vary substantially in different periods as market opportunities change. Under normal circumstances, the Portfolio will generally have an operating target of 60-140 long positions that may range from 100% to 150% of net assets, and 40-100 short positions that may range from 0% to 50% of net assets, from time to time. The Portfolio may actively trade its securities to achieve its principal investment strategies.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you are investing for goals several years away and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics, such as COVID-19, and epidemics), war, military conflict, terrorism, tariffs and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Short Sales Risk: The Portfolio’s short positions involve a form of leveraging the Portfolio’s assets and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price. In addition, the investment of cash proceeds from a short position in equity securities or other investments may increase further the volatility of the Portfolio’s net asset value (“NAV”) and investment performance and may result in greater potential investment losses.

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Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as. Therefore, short sales involve credit exposure to the lender that executes the short sale.
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
Investment Style Risk: The Portfolio’s long positions are in securities with earnings growth prospects that the Advisor believes are undervalued. There is no guarantee that the prices of these securities will not move even lower. The Portfolio’s short positions are in securities that the Advisor believes are overvalued and are likely to depreciate. There is no guarantee that the prices of these securities will not move higher.
Value Style Risk: Although the Portfolio takes long positions in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.
Mid Cap Risk: The Portfolio is subject to the risk that the stocks of mid cap companies can be more volatile and riskier than the stocks of larger issuers. Mid cap companies tend to have more limited resources, product lines and market share than larger more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid cap company stocks might fall regardless of trends in the broader market.
Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices.
The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

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Total Market Plus Equity Portfolio
(Advisor Shares)

[2025 information is to be provided by subsequent amendment]
During the periods shown in the bar chart, the highest quarterly return was [•]% (for the quarter ended [•]) and the lowest quarterly return was [•]% (for the quarter ended [•]). After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2025)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes – Advisor Shares	[•]%	[•]%	[•]%
Return After Taxes on Distributions	[•]%	[•]%	[•]%
Return After Taxes on Distributions and Sale of Fund Shares[1]	[•]%	[•]%	[•]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[•]%	[•]%	[•]%
Morningstar Mid-Cap Value Average[2]	[•]%	[•]%	[•]%

[1]
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[2]
The Morningstar Mid-Cap Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser
Glenmede Investment Management LP serves as investment advisor to the Portfolio.
Portfolio Managers
Vladimir de Vassal, CFA, Director of Quantitative Research and Paul T. Sullivan, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since its inception in December 2006. Alexander R. Atanasiu, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since February 2015. Ruohao Chen, CFA, Portfolio Manager, of the Advisor has managed the Portfolio since [January 2026].

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Tax Information
The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (“IRA”). Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Purchase and Sale of Portfolio Shares
There are no minimum initial or subsequent investment requirements for the Portfolio. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.
Financial Intermediary Compensation
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTION
Total Market Plus Equity Portfolio (formerly, Quantitative U.S. Total Market Equity Portfolio)
(Institutional Shares)
Investment Objective
Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell Institutional Shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Institutional Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.60]%
Other Expenses	[•]%
Total Annual Portfolio Operating Expenses	[•]%
Fee Waivers and Expense Reimbursements[1]	[•]%
Net Expenses	[•]%

[1]
Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed [0.70]% of the Portfolio’s Institutional Shares’ average daily net assets (excluding acquired fund fees and expenses, short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary items). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, [2027] and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, [2027] without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example
This Example is intended to help you compare the cost of investing in the Portfolio’s Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$[•]	$[•]	$[•]	$[•]

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [•]% of the average value of its portfolio.
Principal Investment Strategies
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in long and short positions with respect to equity securities, such as common stocks, of public companies tied economically to the U.S. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of

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business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was $[•] million to $[•] trillion as of December 31, 2025.
The Advisor’s selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures, and other models focus on risk analysis and overall portfolio characteristics. The Advisor takes long positions in equity securities that the models identify as undervalued and more likely to appreciate and takes short positions in equity securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolio. The frequency and size of short sales will vary substantially in different periods as market opportunities change. Under normal circumstances, the Portfolio will generally have an operating target of 60-140 long positions that may range from 100% to 150% of net assets, and 40-100 short positions that may range from 0% to 50% of net assets, from time to time. The Portfolio may actively trade its securities to achieve its principal investment strategies.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.
The Portfolio may be appropriate for you if you are investing for goals several years away and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics, such as COVID-19, and epidemics), war, military conflict, terrorism, tariffs and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Short Sales Risk: The Portfolio’s short positions involve a form of leveraging the Portfolio’s assets and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price. In addition, the investment of cash proceeds from a short position in equity securities or other investments may increase further the volatility of the Portfolio’s NAV and investment performance and may result in greater potential investment losses.
Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as. Therefore, short sales involve credit exposure to the lender that executes the short sale.

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Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
Investment Style Risk: The Portfolio’s long positions are in securities with earnings growth prospects that the Advisor believes are undervalued. There is no guarantee that the prices of these securities will not move even lower. The Portfolio’s short positions are in securities that the Advisor believes are overvalued and are likely to depreciate. There is no guarantee that the prices of these securities will not move higher.
Value Style Risk: Although the Portfolio takes long positions in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.
Mid Cap Risk: The Portfolio is subject to the risk that the stocks of mid cap companies can be more volatile and riskier than the stocks of larger issuers. Mid cap companies tend to have more limited resources, product lines and market share than larger more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid cap company stocks might fall regardless of trends in the broader market.
Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices.
As of the date of this Prospectus, the Portfolio had not yet offered Institutional Shares to investors. The returns below represent the returns for Advisor Shares of the Portfolio. Institutional Shares and Advisor of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio of securities and differ only to the extent that they have different expenses.
The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

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Total Market Plus Equity Portfolio

[2025 information is to be provided by subsequent amendment]
During the periods shown in the bar chart, the highest quarterly return was [•]% (for the quarter ended [•]) and the lowest quarterly return was [•]% (for the quarter ended [•]). After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2025)

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes – Institutional Shares	[•]%	[•]%	[•]%
Return After Taxes on Distributions	[•]%	[•]%	[•]%
Return After Taxes on Distributions and Sale of Fund Shares[1]	[•]%	[•]%	[•]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[•]%	[•]%	[•]%
Morningstar Mid-Cap Value Average[2]	[•]%	[•]%	[•]%

[1]
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[2]
The Morningstar Mid-Cap Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser
Glenmede Investment Management LP serves as investment advisor to the Portfolio.
Portfolio Managers
Vladimir de Vassal, CFA, Director of Quantitative Research and Paul T. Sullivan, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since its inception in December 2006. Alexander R. Atanasiu, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since February 2015. Ruohao Chen, CFA, Portfolio Manager has managed the Portfolio Since [January 2026].

11

Tax Information
The Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Purchase and Sale of Portfolio Shares
The minimum initial investment is $10,000,000, which may be reduced or waived in some cases from time to time. There is no minimum for subsequent investments. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting The Glenmede Trust Company, N.A. (“Glenmede Trust”) by telephone or facsimile or contacting the institution through which you purchased your shares.
Financial Intermediary Compensation
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENTS
Objective, Principal Strategies and Risks
To help you decide which Portfolio is appropriate for you, this section looks more closely at the Portfolio’s investment objectives, policies and risks. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Portfolio.
The Portfolio’s investment objectives and strategies may be changed by the Board without shareholder approval.
The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political, or other conditions. Such investments may include, for example, cash, various short-term instruments, such as money market securities (including commercial paper, certificates of deposit, banker’s acceptances and time deposits), U.S. Government securities and repurchase agreements. U.S. Government securities include a variety of securities issued by the U.S. Treasury or by U.S. Government-related entities. While certain U.S. Government-related entities (such as the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. To the extent that a Portfolio employs a temporary defensive investment strategy, it may not achieve its investment objective. A defensive position, taken at the wrong time, could have an adverse impact on the Portfolio’s performance.
Total Market Plus Equity Portfolio
The Advisor attempts to achieve the Portfolio’s objective to provide long-term capital appreciation consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in long and short positions with respect to equity securities, such as common stocks, of public companies tied economically to the U.S. This is a non-fundamental investment policy that can be changed by the Board. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell. The Portfolio invests in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index.
The Portfolio currently offers two classes of shares: the Advisor Shares and the Institutional Shares. Shares of each class of the Portfolio represent equal pro rata interests in the Portfolio. The difference between the two classes is their shareholder service fee and minimum initial investment: the Advisor Shares class of the Portfolio charges a 0.20% fee and has no minimum initial investment, and the Institutional Shares class of the Portfolio does not charge a shareholder service fee and has a $10,000,000 minimum initial investment. This minimum initial investment amount may be reduced or waived in some cases from time to time. Although shares of each class accrue dividends and calculate NAV and performance quotations in the same manner, the NAV, dividends and other distributions, and performance of each class is expected to differ due to different actual expenses and will be quoted separately.
The Portfolio intends, under normal circumstances, to have under 10% of its assets in cash or cash equivalents.
Principal Investment Risks
Market Risk
Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical, there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics, such as COVID-19, and epidemics), war, military conflict, terrorism, tariffs and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility and may have adverse long-term effects. Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade

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measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Deteriorating market conditions can cause a general weakness in the market that reduces the prices of securities in the market. To the extent that the Portfolio emphasizes issuers from any given industry or sector, it could be hurt if that industry or sector does not do well. Additionally, the Portfolio could lose value if the individual stocks in which it holds positions and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (fluctuations in price) as well as extended periods of price decline or increase. Individual stocks are impacted by many factors, including corporate earnings, production, management, sales, and market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large capitalization stocks, or stocks within a particular industry.
Advancements in technology may also adversely impact markets and the overall performance of a Portfolio. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of the Portfolio’s holdings may be impacted, which could significantly impact the overall performance of the Portfolio.
Frequent Trading Risk
The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. A high rate of portfolio turnover may result in greater transaction costs, which may reduce the Portfolio’s performance. The sale of securities from the Portfolio may also result in greater realization and/or distribution to shareholders of gains or losses as compared to a fund with less active trading, which may include short-term gains taxable at ordinary income rates.
Investment Style Risk
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Value Style: The Portfolio invests in stocks that the Advisor believes are reasonably priced, although there is no guarantee that the prices of these stocks will not move lower after purchase by the Portfolio. If the Advisor’s assessment of a company’s quality or intrinsic value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. In addition, the stocks of quality companies can continue to be undervalued by the market for long periods of time. The value investment style can also shift into and out of favor with investors, dependent on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

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Growth Style: The Portfolio invests in securities that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower. The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.

Mid-Cap Risk
The Portfolio is subject to the risk that the stocks of mid cap companies can be more volatile and riskier than the stocks of larger issuers. The Portfolio’s investments in mid-size companies may entail greater risks than investments in larger, more established companies. Mid cap companies tend to have narrower product lines, fewer financial resources, and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some mid cap companies may not have established financial histories; may have limited product lines, markets, or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

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Small Cap Risk
The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market. Furthermore, while securities of small capitalization companies may offer greater opportunity for capital appreciation than larger companies, investment in such companies presents greater risks than investment in larger, more established companies. Historically, small capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management, and to many other changes in competitive, business, industry and economic conditions, including risks associated with limited product lines, markets, management depth, or financial resources. Besides exhibiting greater volatility, micro and small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the price of the Portfolio’s shares will be more volatile than the shares of a fund that invests in larger capitalization stocks. Additionally, while the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.
Tax Managed Risk
The Portfolio uses various investment methods in seeking to reduce the impact of federal and state income taxes on shareholders returns. Market conditions may limit the Portfolio’s ability to implement this approach. For example, market conditions may limit the Portfolio’s ability to generate tax losses or to generate qualified dividend income, which is generally taxed to noncorporate shareholders at favorable rates. Seeking to reduce the impact of federal and state income taxes may affect the investment decisions made for the Portfolio. For example, the strategy may cause the Portfolio to hold a security in order to achieve a more favorable tax treatment or to sell a security in order to create tax losses. The Portfolio’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by legislation or regulation. As a result of the Portfolio’s strategy, the Portfolio may defer the opportunity to realize gains.
Short Sales
The Portfolio takes a long position by purchasing a security outright. When the Portfolio takes a short position, it generally borrows a security and then sells the security at the current market price in anticipation that the market price of the security will decline. To complete, or close out, the short sale transaction, the Portfolio buys the same security in the market and returns it to the lender. The Portfolio makes money when the market price of the borrowed security goes down after the short sale because it will have to pay less to replace the borrowed security than it received when it sold the security short. Conversely, if the price of the security goes up after the sale, the Portfolio will lose money because it will have to pay more to replace the borrowed security than it received when it sold the security short.
The Portfolio’s short selling activities are significantly different from the investment activities of, and involve more risks than, other funds that do not engage in short selling. If a security is sold short and it increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The Portfolio will also incur transaction costs in effecting short sales. The amount of gain will be decreased, and the amount of any loss increased, by the amount of the premium, interest, dividends and transaction costs the Portfolio may be required to pay in connection with the short sale. Positions in shorted securities are more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the stock plus the transaction costs. By contrast, there is no maximum attainable price of a shorted security. Therefore, the theoretical loss on

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securities sold short is unlimited. By contrast, the gain on a short sale, before transaction costs, is generally limited to the difference between the price at which the borrowed security is sold and the price paid to purchase the security to return it to the lender. The use of short sales may also result in the Portfolio realizing more short-term capital gains than it would if the Portfolio did not engage in short sales.
In addition, the Portfolio may not always be able to close out a short position at a particular time or at an acceptable price. This would occur, for example, if the lender of the borrowed security requires the Portfolio to return the security on short notice and the Portfolio is unable to borrow the security from another lender, which may require the Portfolio to purchase the borrowed security at an unfavorable price, resulting in a loss.
Depending on the arrangement with the lender, the Portfolio may be required to pledge all or a significant portion of its assets, which may include cash collateral from securities lending activities, to the lender as collateral for the short sales. The proceeds from the short sales may be retained by the lender as collateral or the Portfolio may be permitted to use the cash proceeds to purchase additional securities or for any other purposes. Because cash proceeds are Portfolio assets which are typically used to satisfy a portion of lender’s collateral requirements for the short sale, the reinvestment of these cash proceeds may require the Portfolio to post as collateral additional securities that it owns or other assets. For these and other reasons, the Portfolio might be required to liquidate long and short positions at times that may be disadvantageous to the Portfolio.
Foreign Securities
American Depositary Receipts (“ADRs”) involve risks similar to those accompanying direct investment in foreign securities. There are substantial risks involved in investing in foreign securities. These risks include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, and potential restrictions on the flow of international capital. The dividends payable on the Portfolio’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Portfolio’s shareholders. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities in a Portfolio which are denominated or quoted in currencies other than the U.S. dollar. In many countries there is less publicly available information about issuers than is available in reports about companies in the United States.
Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets are generally more expensive than in the United States. Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could prevent the Portfolio from investing the proceeds of the sale. Inability to dispose of portfolio securities due to settlement problems could expose the Portfolio to losses due either to subsequent declines in the value of the portfolio security or, if the security has been sold, to claims by the purchaser.
Investing in foreign securities includes the risk of possible losses through the holding of securities in domestic and foreign custodian banks and depositories. Additionally, many countries are dependent on a healthy U.S. economy, and are adversely affected when the U.S. economy weakens or its markets decline. In addition, the risks of loss and volatility have increased over the past few years and may continue because of high levels of debt and other economic distress in various countries.
International war or conflicts (including ongoing wars in Ukraine and the Middle East) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Portfolios invest in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolios' investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Portfolios could be significantly impacted.

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Third Party Data Provider
In assessing the eligibility of a company based on environmental research, the Advisor may rely upon information and data, including from third party data providers, as well as on internal analyses that may be based on certain assumptions or hypotheses. The data obtained from third party data providers may be incomplete, inaccurate or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Advisor incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security with respect to the Portfolio’s holdings.
Non-Principal Risks
Repurchase Agreements
The Portfolio may enter into collateralized repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Advisor. Such agreements can be entered into for periods of one day or for a fixed term.
In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Portfolio at not less than the agreed upon repurchase price. If the seller defaults on its repurchase obligation, the Portfolio holding such obligation suffers a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) is less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Portfolio might be delayed pending court action.
Portfolio Turnover
The Portfolio may engage in active and frequent trading of portfolio securities. High portfolio turnover may involve correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Higher portfolio turnover may also increase share price volatility and result in realization of taxable capital gains to shareholders with taxable accounts, including short-term capital gains, and may adversely impact the Portfolio’s after-tax returns. Trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.
Selection of Investments
The Advisor evaluates the rewards and risks presented by all securities purchased by each Portfolio and how they may advance the Portfolio’s investment objective. It is possible that these evaluations will prove to be inaccurate.
In addition, under normal circumstances, the Portfolio’s investment selection process may result in the Advisor taking long positions in a market sector or industry that is not offset, or not offset to the same extent, by corresponding short positions in the same market sector or industry, and vice versa. This may result in increased risk and opportunity for loss should the securities in a particular market sector or industry not perform as predicted by the Advisor’s selection process.
Other Types of Investments and Risks
In addition to the Portfolio’s principal investment strategies and risks, and the particular types of securities which the Portfolio may select for investment described above, the Portfolio may make other types of investments and pursue other investment strategies in support of its overall investment goal. Information about some of these investments and strategies and other risks is provided below. More information about these and other supplemental investment strategies and the risks involved are described in the Statement of Additional Information (“SAI”).
Foreign Securities: The Portfolio intends to remain, for the most part, fully invested in equity securities which may include, as a non-principal investment, ADRs listed on the NYSE. The risks of ADRs are described above under “Foreign Securities.”

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Investments in Other Investment Companies: The Portfolio may also invest in shares of other investment companies, including exchange-traded funds. The risks of registered investment company investments are described above under “Investments in Other Investment Companies.”
Real Estate Investment Trusts: The Portfolio may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. The Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.
Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions under the Investment Company Act of 1940. REITs (especially mortgage REITs) are also subject to interest rate risks.
Investing in REITs also involves risks similar to those associated with investing in small capitalization companies. That is, they may have limited financial resources, may trade less frequently and in a limited volume and may be subject to abrupt or erratic price movements in comparison to larger capitalization companies.
Securities Lending: In order to generate additional income, the Portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions. Such loans are required at all times to be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies or letters of credit equal to at least the market value of the loaned securities. The cash collateral received may be invested in short-term investments in accordance with terms approved by the Board. The value of the securities loaned may not exceed one-third of the value of the total assets of the Portfolio (including the loan collateral). The Portfolio could experience a delay in recovering its securities or a possible loss of income or value if the borrower fails to return the securities when due.
Cyber Security Risk: The Portfolio and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Portfolio to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Portfolio or its adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Portfolio. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Portfolio’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Portfolio to regulatory fines or financial losses and/or cause reputational damage. The Portfolio may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Portfolio may invest, which could result in material adverse consequences for such issuers and may cause the Portfolio’s investment in such companies to lose value.
Large Shareholder Risk: From time to time, shareholders of the Portfolio (which may include institutional investors or financial intermediaries acting on behalf of their clients) may make relatively large redemptions or purchases of the Portfolio’s shares. These transactions may, among other things, cause the Portfolio to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While the Fund maintains credit facilities with State Street Bank and Trust Company that can be used to help limit the disruption from redemptions, there could be adverse effects on the Portfolio’s performance to the extent that the Portfolio may be required to sell securities or invest cash at times it would not otherwise do so. Selling portfolio securities to meet a large redemption request also may increase transaction costs or have adverse tax consequences for Portfolio shareholders. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

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Portfolio Holdings
The Advisor may publicly disclose information concerning the securities held by each Portfolio in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission (the “SEC”). In addition, the Advisor may post the Portfolio’s month-end, top-ten portfolio holdings no earlier than ten calendar days after the end of each month, and/or the complete quarter-end portfolio holdings no earlier than ten calendar days after the end of each calendar quarter, on its website, www.glenmedeim.com. This information will generally remain available on the website at least until the Fund files with the SEC its annual/semi-annual financial statements on Form N-CSR that includes such period or its report on Form N-PORT for the last month of the Fund’s first or third fiscal quarters. The Fund may terminate or modify this policy at any time without further notice to shareholders.
A further description of the Fund’s policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.
PRICE OF PORTFOLIO SHARES
The price of shares issued by the Portfolio is based on its NAV. The Portfolio’s NAV per share is determined on a per class basis as of the close of regular trading hours of the NYSE, currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open for business. The time at which shares are priced may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. (Eastern Time). In addition, the Board has approved that the Portfolio may determine to price their shares on weekdays that the NYSE is temporarily closed due to emergency circumstances.
The Portfolio’s investments generally are valued at market value or, when market quotations are not readily available or when events occur that make established valuation methods unreliable, at fair value as determined in good faith using methods determined by the Board. The Board has designated the Advisor to serve as the valuation designee (the “Valuation Designee”) with respect to the Portfolio’s securities for which valuations are not readily available. The Valuation Designee works with State Street Bank and Trust Company, the Fund’s custodian, to regularly test the accuracy of the fair value prices by comparing them with values that are available from other sources. At each regularly scheduled Board meeting, a report by the Valuation Designee is submitted describing any security that has been fair valued and the basis for the fair value determination.
Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted price available when assets are valued. Foreign securities may trade on days when shares of the Portfolio are not priced; as a result, the value of such securities may change on days when you will not be able to purchase or redeem the Portfolio’s shares. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank.
The following are examples of situations that may constitute significant events that could render a market quotation for a specific security “not readily available” and require fair valuation of such security: (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s authorized pricing sources are not able or willing to provide a price; (vi) an independent price quote from two or more broker-dealers is not available; (vii) trading of the security is subject to local government-imposed restrictions; (viii) foreign security has reached a pre-determined range of trading set by a foreign exchange (“limit up” or “limit down” price), and no trading has taken place at the limit up price or limit down price; (ix) natural disasters, armed conflicts, and significant government actions; (x) significant events that relate to a single issuer or to an entire market sector, such as significant fluctuations in domestic or foreign markets or between the current and previous days’ closing levels of one or more benchmark indices approved by the Board; (xi) the security’s sales have been infrequent or a “thin” market in the security exists; and/or (xii) with regard to over-the-counter securities, the validity of quotations from broker-dealers appears questionable or the number of quotations indicates that there is a “thin” market in the security.
The frequency with which the Portfolio’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Portfolio invests pursuant to its investment objective, strategies and limitations. Investments in other registered mutual funds, if any, are valued based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).

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Valuing the Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market prices. Accordingly, fair value pricing could result in a difference between the prices used to calculate the Portfolio’s NAV and the prices used by other investment companies, investors and the Portfolio’s benchmark index to price the same investments.
ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF SHARES
The Portfolio may appoint one or more intermediaries as its agent to receive purchase and redemption orders of shares of the Portfolio and cause these orders to be transmitted, on an aggregated basis, to the Portfolio’s transfer agent. Orders placed through these intermediaries will be deemed to have been received and accepted by the Portfolio when the intermediary accepts the order. Therefore, the purchase or redemption order will reflect the NAV per share next determined after receipt of the order by the intermediary, if the intermediary successfully transmits the order to the Portfolio’s transfer agent by the next business morning.
Purchase of Shares
Shares of the Portfolio are sold without a sales commission on a continuous basis to Glenmede Trust acting on behalf of its clients or the clients (“Clients”) of its affiliated companies (“Affiliates”) and to certain approved employee benefit plans and institutions, including brokers acting on behalf of their clients (“Institutions”), at the NAV per share next determined after receipt, in proper order, of the purchase order by the Fund’s transfer agent. We consider orders to be in “proper order” when all required documents are properly completed, signed and received. Beneficial ownership of shares will be reflected on books maintained by Glenmede Trust or the Institutions. Glenmede Trust has informed the Fund that it and its Affiliates' minimum and subsequent investment requirements for their Clients’ investments in the Portfolio are the same as those for the Portfolios. Other Institutions may have their own minimum initial and subsequent investment requirements. If you wish to purchase shares in a Portfolio, you should contact Glenmede Trust by telephone or facsimile or contact your Institution.
The Portfolio reserves the right, in its sole discretion, to reject any purchase order, when, in the judgment of management, such rejection is in the best interests of the Portfolio and its shareholders.
Your Institution may charge you for purchasing or selling shares of a Portfolio. There is no transaction charge for shares purchased directly from the Portfolio through Glenmede Trust.
Shares may also be available on brokerage platforms of firms that have agreements with the Fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.
Purchases of the Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except upon your written request. Certificates for fractional shares, however, will not be issued.
The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or to reject purchase orders when, in the judgment of the Advisor, such suspension or rejection is in the best interests of the Portfolio. Subject to the Board’s discretion, the Advisor will monitor the Portfolio’s total assets and may decide to close any of the Portfolio at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Portfolio may adversely affect the implementation of the Portfolio’s investment strategy. Subject to the Board’s discretion, once closed, the Advisor may also choose to reopen a Portfolio to new investments at any time, and may subsequently close such Portfolio again should concerns regarding the Portfolio’s size recur. If a Portfolio closes to new investments, generally that Portfolio would be offered only to certain existing shareholders of the Portfolio and certain other persons, who may be generally subject to cumulative, maximum purchase amounts.
The Fund, however, reserves the right to reopen a closed Portfolio to new investments from time to time at its discretion.

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Redemption of Shares
You may redeem Institutional or Advisor shares of the Portfolio at any time, without cost, at the NAV per share next determined after the Fund’s transfer agent receives your redemption order. Generally, a properly signed written order is all that is required. If you wish to redeem your shares, you should contact Glenmede Trust by telephone or facsimile or contact your Institution.
You will typically be paid your redemption proceeds within one business day after the Fund’s transfer agent receives your redemption order in proper form; however, payment of redemption proceeds may take up to seven days. The Fund may suspend the right of redemption or postpone the date of payment under any emergency circumstances as determined by the SEC.
Redemption proceeds are typically paid in cash from the proceeds of the sale of portfolio securities. The Fund also maintains credit facilities that serve as additional sources of liquidity for meeting redemption requests. The Fund also has the right to limit each shareholder to cash redemptions of $250,000 or 1% of such Portfolio’s NAV, whichever is less, within a 90-day period or, subject to the approval of the Board of Directors, in other circumstances identified by the Advisor. Any additional redemption proceeds would be made in readily marketable securities (“in-kind redemptions”). In-kind redemptions may be in the form of pro-rata slices of the Portfolio’s portfolio, individual securities or a representative basket of securities in conformity with applicable rules of the SEC and the Fund’s Policy and Procedures Related to the Processing of In-Kind Redemptions. A shareholder will be exposed to market risk until the readily marketable securities are converted to cash, generally will incur brokerage charges on the sale of portfolio securities so received in the payment of redemptions and may incur other transaction expenses in converting these securities to cash. These redemption methods are used regularly and may also be used in stressed market conditions.
Frequent Purchases and Redemptions of Portfolio Shares
Mutual fund market timing involves the frequent purchase and redemption of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility. Market timing may disrupt portfolio management strategies; harm the performance of the Portfolio; dilute the value of Portfolio shares held by long-term shareholders; increase brokerage and administrative costs; and for the Portfolio that invests to a significant extent in foreign securities, foster time-zone arbitrage.
The Fund does not knowingly accommodate frequent purchases and redemptions of Portfolio shares by shareholders. Pursuant to a policy adopted by the Board to discourage market timing of the Portfolio’s shares, the Fund has established the following procedures designed to discourage market timing of the Portfolio. The Fund will enforce its policies and procedures to discourage market timing of the Portfolio’s shares equitably on all shareholders. There is no guarantee that the Fund will be able to identify individual shareholders who may be market timing the Portfolio or curtail its trading activity in every instance, particularly if they are investing through financial intermediaries.
Shares of the Portfolio may be sold through omnibus account arrangements with financial intermediaries. Omnibus account information generally does not identify the underlying investors’ trading activity on an individual basis. In an effort to identify and deter market timing in omnibus accounts, Glenmede Trust and the Advisor periodically review trading activity at the omnibus level and will seek to obtain underlying account trading activity information from the financial intermediaries when, in their judgment, the trading activity suggests possible market timing. Requested information relating to trading activity will be reviewed to identify accounts that may be engaged in excessive trading based on criteria established by Glenmede Trust or the Advisor, as applicable. If this information shows that an investor’s trading activity suggests market timing, Glenmede Trust or the Advisor, as applicable, will contact the financial intermediary and follow its procedures, including but not limited to, warnings, restricting the account from further trading and/or closing the account. Financial intermediaries may also monitor their customers’ trading activities in the Portfolio using criteria that may differ from the criteria established by Glenmede Trust and the Advisor and there is no assurance that the procedures used by the financial intermediaries will be able to curtail excessive trading. If a third-party financial intermediary does not provide underlying account trading activity information upon request, Glenmede Trust or the Advisor, as applicable, will determine what action to take, including terminating the relationship with the financial intermediary.

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DIVIDENDS AND DISTRIBUTIONS
The Portfolio normally distributes substantially all of its net investment income to shareholders in the form of a quarterly dividend.
The Portfolio normally distributes any realized net capital gains at least once a year.
Dividends and capital gains distributions are paid in cash or reinvested in additional shares at the option of the shareholder.
ADDITIONAL INFORMATION ABOUT TAXES
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding Federal, state, local and/or foreign tax consequences relevant to your specific situation. Additional information about taxes is contained in the SAI.
Distributions
The Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless of whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.
Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, no matter how long you have owned your Portfolio shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 23.8% (which includes a 3.8% Medicare tax). You will be notified annually of the tax status of distributions to you.
Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of the Portfolio (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Portfolio to individual shareholders will be taxed at long-term capital gain rates. But if less than 95% of the gross income of a Portfolio (other than net capital gain) consists of qualifying dividends, then distributions paid by the Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Portfolio. For the lower rates to apply, you must have owned your Portfolio shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Portfolio’s ex-dividend date (and the Portfolio will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of the Portfolio’s distributions that qualify for this favorable treatment may be reduced as a result of the Portfolio’s securities lending activities, if any, certain options transactions, if any, a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.
Distributions from the Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by the Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.
A portion of distributions paid by the Portfolio to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Portfolio’s securities lending activities, if any, by a high portfolio turnover rate, or by investments in non-U.S. corporations.
If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”
It is contemplated that the Portfolio will engage in short sales. The tax treatment of these sorts of transactions is complex and may (as may the Portfolio’s high turnover rate) result in the recognition by the Portfolio of significant amounts

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of short-term capital gain and ordinary income. This, in turn, may cause significant portions of the distributions by the Portfolio to shareholders to be taxable at an ordinary income rate. Also, in some cases, these transactions may cause the Portfolio to recognize income or gain without any corresponding receipt of cash, in which case the Portfolio may have to liquidate other positions to enable them to distribute the amount of that income or gain to shareholders so as to avoid incurring corporate-level tax.
Sales and Redemptions
You will generally recognize taxable gain or loss for Federal income tax purposes on a sale or redemption of your shares based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over 12 months at the time you dispose of them.
Certain special tax rules may apply to losses realized in some cases. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Portfolio. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.
For shares acquired on or after January 1, 2012, the Portfolio (or relevant broker or financial advisor) is required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Portfolio shareholders cost basis information when such shares are sold. The Portfolio has elected to use the average cost method, unless you instruct the Portfolio to use a different IRS- accepted cost basis method or you choose to specifically identify your shares at the time of each sale. If your account is held by your broker or other financial advisor, they may select a different cost basis method. In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Portfolio and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your Federal and state income tax returns. Portfolio shareholders should consult with their tax advisors to determine the best IRS- accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.
IRAs and Other Tax-Qualified Plans
The one major exception to the preceding tax principles is that distributions on, and sales and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless it borrowed to acquire the shares.
Backup Withholding
The Portfolio may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current backup withholding rate is 24%.
U.S. Tax Treatment of Foreign Shareholders
Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of regulated investment companies such as the Portfolio, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Portfolio’s net capital gains (the excess of net long-term capital gains over net short-term capital losses), dividends attributable to the Portfolio’s interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Portfolio.
Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale or redemption of shares in the Portfolio, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Portfolio.

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In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Portfolio is effectively connected with that trade or business, then the foreign investor’s income from the Portfolio will generally be subject to U.S. Federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.
The Portfolio will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.
All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Portfolio.
State and Local Taxes
You may also be subject to state and local taxes on distributions, sales and redemptions. State income taxes may not apply, however, to the portions of the Portfolio’s distributions, if any, that are attributable to interest on U.S. Government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.
ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE PORTFOLIO
Investment Advisor
Glenmede Investment Management LP, with principal offices at One Liberty Place, 1650 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serves as investment advisor to the Portfolio. The Advisor, a limited partnership, is wholly-owned by Glenmede Trust. As of September 30, 2025, the Advisor oversaw approximately [$49.3 billion] in assets.
Under Investment Advisory Agreement with the Fund, the Advisor, subject to the control and supervision of the Board and in conformance with the stated investment objective and policies of the Portfolio, manages the investment and reinvestment of the assets of the Portfolio. It is the responsibility of the Advisor to make investment decisions for the Portfolio and to place the Portfolio’s purchase and sale orders.
For the fiscal year ended October 31, 2025, the Portfolio paid management fees to the Advisor for its investment advisory services, calculated daily and paid monthly, at the following annual percentage rates of the Portfolio’s average daily net assets, as shown in the following table.

Portfolio	Percentage of Average Daily Net Assets*
Total Market Plus Equity Portfolio**	[1.20]%*, ***

*
The Advisor has contractually agreed to waive a portion of its 1.20% management fees so that after giving effect to such contractual waiver, the management fees for the Portfolio’s is 0.85% of the Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolio to the extent that total annual operating expenses of the Portfolio, exceed 1.25% of the average daily net assets of the Portfolio (excluding acquired fund fees and expenses, short-sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements, which may not be terminated without the approval of the Board, until at least February 28, 2026. Shareholders will be notified if these waivers and/or reimbursements are discontinued after that date.

**	Effective February [XX], 2025, the Advisor discontinued the Portfolio’s contractual management fee waiver and decreased the Advisory fee from [1.20]% to [0.60]%.
***
Effective February [XX], 2025, the Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s Advisor and Institutional Shares annual total operating expenses exceed [0.90]% and [0.70]%, respectively, of such Portfolio’s average daily net assets (excluding acquired fund fees and expenses, short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary items). The Advisor has contractually agreed to these waivers and/or reimbursements, which may not be terminated without the approval of the Board, until at least February 28, [2027]. Shareholders will be notified if these waivers and/or reimbursements are discontinued after that date.

A discussion regarding the Board’s basis for renewing the Investment Advisory Agreement is available in the Fund’s financial statements on Form N-CSR for the fiscal year ended October 31, 2025.

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Shareholders in the Portfolio who are clients of Glenmede Trust, or its Affiliates, pay fees which vary, depending on the capacity in which Glenmede Trust or its Affiliate provides fiduciary and investment services to the particular Client (e.g., personal trust, estate settlement, advisory and custodian services) (“Client Fees”). Glenmede Trust and its Affiliates currently intend to exclude the portion of their Clients’ assets invested in the Portfolio when calculating Client Fees. Shareholders in the Portfolio who are customers of other Institutions may pay fees to those Institutions.
The Advisor and/or Glenmede Trust may pay additional compensation from time to time, out of their assets, and not as an additional charge to the Portfolio, to selected Institutions that provide services to the Institution’s customers who are beneficial owners of the Portfolio and other persons in connection with servicing and/or sales of Portfolio shares and other accounts managed by the Advisor or Glenmede Trust.
Vladimir de Vassal, CFA, Director of Quantitative Research of the Advisor, is primarily responsible for the management of the Portfolio. Mr. de Vassal has been employed by the Advisor and its predecessors as a portfolio manager since 1998. Prior to that time, Mr. de Vassal served as Vice President and Director of quantitative analysis at CoreStates Investment Advisors and as Vice President of interest rate risk analysis at CoreStates Financial Corp. Paul T. Sullivan, CFA, Portfolio Manager of the Advisor, assists Mr. de Vassal in the management of the Portfolio by running portfolio optimizations and entering trades. Mr. Sullivan has been employed by the Advisor and its predecessors as a portfolio manager since 1994. Prior to that time, Mr. Sullivan was employed by SEI Investments Co. where he was a supervisor in the mutual fund accounting department. Alexander R. Atanasiu, CFA, has been a Portfolio Manager of the Advisor since 2015. Mr. Atanasiu has been employed by the Advisor as a quantitative research analyst since 2005. Ruohao Chen, CFA, has been a Portfolio Manager of the Advisor since [2026]. Mr. Chen has been employed by the Advisor as a quantitative research analyst since 2018. Messrs. de Vassal and Sullivan have managed the Portfolio since the Portfolio’s commencement of operations in December 2006.
The SAI provides additional about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Portfolio.
GENERAL INFORMATION
If you have any questions regarding the Portfolio, contact the Fund at the address or telephone number stated on the back cover page.

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FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past 5 years. As of the date of this Prospectus, Institutional Class shares of the Portfolio had not been offered to investors and therefore financial highlights are not available for those shares. The financial highlights tables shown below reflect the financial performance of the Portfolio’s existing Advisor Share class and are intended to provide a long-term perspective as to the Portfolio’s financial history. Certain information reflects financial results for a single Advisor Share class of the Portfolio. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Advisor Class shares of the Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended October 31, 2025 and October 31, 2024 has been audited by [ ], the Fund’s independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, is included in the Portfolio's Annual Financial Statements and Other Information, as filed with the SEC on Form N-CSR, which are available upon request. Information for the fiscal years ended October 312023, 2022 and 2021 was audited by another independent registered public accounting firm. [2025 information to be provided by subsequent amendment]
Total Market Plus Equity Portfolio – Advisor Shares

	For the Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$—	$17.10	$17.81	$22.90	$15.34
Income from investment operations:
Net investment income[1]	—	0.03	0.09	0.07	0.03
Net realized and unrealized gain (loss) on investments	—	4.05	(0.71)	(1.57)	9.45
Total from investment operations	—	4.08	(0.62)	(1.50)	9.48
Distributions to shareholders from:
Net investment income	—	(0.04)	(0.09)	(0.08)	(0.03)
Net realized capital gains	—	(0.96)	—	(3.51)	(1.89)
Total distributions	—	(1.00)	(0.09)	(3.59)	(1.92)
Net asset value, end of year	$—	$20.18	$17.10	$17.81	$22.90
Total return[2]	—	24.63%	(3.50)%	(7.76)%	66.37%
Ratios to average net assets/Supplemental data:
Net assets, at end of year (in 000s)	$—	$35,799	$35,860	$43,836	$35,961
Ratio of operating expenses before waiver/ reimbursement to average net assets	—	2.51%	2.42%	2.36%	2.23%
Ratio of operating expenses after waiver/ reimbursement to average net assets[3]	—	2.04%	2.01%	1.99%	1.83%
Ratio of net investment income to average net assets	—	0.16%	0.49%	0.39%	0.15%
Portfolio turnover rate[4]	—	70%	84%	95%	71%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]
The ratio of operating expenses after waiver/reimbursement excluding interest expense, dividends on securities sold short and flex fees was 1.25%, 1.25%, 1.25% and 1.25% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively, and the ratio of operating expense after waiver/reimbursement excluding dividends on securities sold short and flex fees was 1.25% for the year ended October 31, 2020.

[4]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

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More Portfolio information is available to you upon request and without charge:
Annual and Semi-Annual Reports and Annual and Semi-Annual Financial Statements and Other Information
The Annual and Semi-Annual Reports and Annual and Semi-Annual Financial Statements and Other Information provide additional information about the Portfolio’s investments. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during the last fiscal year.
Statement of Additional Information (“SAI”)
The SAI includes additional information about the Portfolio’s investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference).
You can get free copies of the Portfolio’s Annual and Semi-Annual Reports and Annual and Semi-Annual Financial Statements and Other Information or SAI by calling or writing to the address shown below. These documents are also available on Glenmede Investment Management LP’s website at www.glenmedeim.com.
To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-442-8299, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.
You may also request other information about the Portfolio, and make inquiries as follows:
Write to:
The Glenmede Fund, Inc.
1650 Market Street
Suite 4000
Philadelphia, PA 19103
By phone:
1-800-442-8299
Reports and other information about the Portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The Glenmede Fund, Inc.’s Investment Company Act File No. is 811-05577.
The third-party marks appearing above are the marks of their respective owners.

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The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.
SUBJECT TO COMPLETION, DATED DECEMBER [23], 2025
THE GLENMEDE FUND, INC.
(800) 442-8299
STATEMENT OF ADDITIONAL INFORMATION
[•], 2026
This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with The Glenmede Fund, Inc.’s (“Glenmede Fund” or the “Fund”) Prospectus dated February XX, 2026, as amended or supplemented from time to time (the “Prospectus”). This SAI is for the Total Market Plus Equity Portfolio (formerly, Quantitative U.S. Total Market Equity Portfolio) Advisor Shares (GTTMX) and Institutional Shares ([•])) (the “Portfolio”). No investment in shares of the Portfolio should be made without first reading the Prospectus of the Portfolio. This SAI is incorporated by reference in its entirety into the Prospectus. The Fund’s audited financial statements and financial highlights appearing in the [2025 Annual Financial Statements] are incorporated by reference into this SAI. No other parts of the Annual Financial Statements are incorporated by reference herein. A copy of the Fund’s Prospectus, Annual Financial Statements and Semi-Annual Financial Statements are available without charge, upon request, by calling the Fund at the above telephone number.
Capitalized terms used in this SAI and not otherwise defined have the same meanings given to them in the Fund’s Prospectus.

1

2

THE FUND
The Glenmede Fund was organized as a Maryland corporation on June 30, 1988. The Glenmede Fund’s Articles of Incorporation, as amended, authorize its Board of Directors (the “Board” and the members thereof, “Directors”) to issue 6,000,000,000 shares of common stock, with a $.001 par value. The Board has the power to subdivide these shares into one or more investment portfolios from time to time. The Board also has the power to designate separate classes of shares within the same Portfolio. As of the date hereof, the Glenmede Fund offers shares of the following 14 Portfolios: Equity Income Portfolio, Global Secured Options Portfolio (Advisor Shares and Institutional Shares), Disciplined International Equity Portfolio (Advisor Shares and Institutional Shares), Disciplined U.S. Equity Portfolio (Advisor Shares and Institutional Shares), Disciplined U.S. Growth Equity Portfolio (Advisor Shares and Institutional Shares), Long/Short Equity Portfolio (Advisor Shares and Institutional Shares), Disciplined U.S. Value Equity Portfolio, Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares and Institutional Shares), Energy Resilience Portfolio (formerly, Environmental Accountability Portfolio) (Advisor Shares and Institutional Shares), Secured Options Portfolio (Advisor Shares and Institutional Shares), Small Cap Equity Portfolio (Advisor Shares and Institutional Shares), Strategic Equity Portfolio, Total Market Plus Equity Portfolio (Advisor Shares and Institutional Shares) and SMID Core Equity Portfolio (formerly, Women in Leadership U.S. Equity Portfolio) (Advisor Shares and Institutional Shares). This SAI relates to the Total Market Plus Equity Portfolio only.
The Fund is an open-end, management investment company and each Portfolio of the Glenmede Fund is “diversified” as defined in Section 5(b) of the Investment Company Act of 1940, as amended (the “1940 Act”).
Effective February 28, 2025, the Quantitative U.S. Total Market Equity Portfolio changed it name to the Total Market Plus Equity Portfolio.
INVESTMENT STRATEGIES
The following investment strategies supplement those set forth in the Fund’s Prospectus. Unless specified below and except as described under “Investment Limitations,” the following investment strategies are not fundamental and the Board may change such strategies without shareholder approval.
Total Market Plus Equity Portfolio
The Total Market Plus Equity Portfolio will generally take long positions in equity securities identified as undervalued and take short positions in equity securities identified as overvalued.
From time to time, the Advisor may revise its equity computer programs to try to maintain or enhance a Portfolio’s performance.
The Total Market Plus Equity Portfolio intends to remain, for the most part, fully invested in equity securities which may include, as a non-principal investment, American Depositary Receipts (“ADRs”) listed on the NYSE.
The Total Market Plus Equity Portfolio will not engage in “market timing” transactions. However, for temporary defensive purposes, the Portfolio may invest a significant portion of its assets in cash, short-term instruments issued by U.S. or foreign issuers, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P Global Ratings (“S&P”) or Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”), or in similar money market securities.
COMMON INVESTMENT POLICIES AND RISKS
Borrowing
As a temporary measure for extraordinary or emergency purposes, the Portfolio may borrow money from banks in amounts not exceeding one-third of total assets. If the market value of a Portfolio’s securities should decline, the Portfolio may experience difficulty in repaying the borrowing.
As required by the 1940 Act, the Portfolio must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time,

3

the value of the Portfolio’s assets should fail to meet this 300% coverage test, the Portfolio, within three days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so. Borrowing of securities in connection with short sales and derivative transactions such as options, futures and swaps are not subject to this limitation. The Portfolio is authorized to pledge portfolio securities to the lender as collateral in connection with any borrowings. Reverse repurchase agreements constitute borrowings, and leverage is a related risk.
The Total Market Plus Equity Portfolio may borrow money from banks for speculative investment purposes, known as leveraging, up to one-third of its total assets (including the amount borrowed). Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of the Portfolio’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share (“NAV”) of the Portfolio will increase more when the Portfolio’s assets increase in value and decrease more when the Portfolio’s assets decrease in value than would otherwise be the case.
Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Portfolio. Under adverse conditions, the Portfolio may have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Portfolio may lose money as a result of its borrowing activities. Lastly, the interests of persons with whom the Portfolio enters into leverage arrangements will not necessarily be aligned with the interests of the Portfolio’s shareholders and such persons will have claims on the Portfolio’s assets that are senior to those of the Portfolio’s shareholders.
Credit Risk
Because the Portfolio may invest in fixed-income securities, it is subject to “credit risk” — the risk that an issuer will be unable or unwilling to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk.
Depositary Receipts
The Portfolio may invest in ADRs. Depositary receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. ADRs are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter (“OTC”) market. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency.
Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.
Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities.
Exchange-Traded Funds
The Portfolio may invest in shares of registered open-end or closed-end investment companies, including exchange-traded funds (“ETFs”). Some ETFs seek to track the performance of a particular market index and are a type of index fund bought and sold on a securities exchange. These indices include not only broad-market indices but more narrowly-based indices as well, including those relating to particular sectors, markets, regions or industries. ETF and listed closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ National Market System. The Portfolio may purchase ETF shares as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the ETF’s portfolio instead of buying those portfolio securities directly. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than

4

futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. Because most ETFs are investment companies, the Portfolio’s purchase of ETF shares generally are subject to the percentage limitations and risks described below under “Investment Company Securities.”
An investment in an ETF or a closed-end fund generally presents the same primary risks as an investment in a conventional open-end fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF or a closed-end fund can fluctuate within a wide range, and the Portfolio could lose money investing in such a fund if the prices of the stocks owned by it go down. In addition, ETFs and listed closed-end funds are subject to the following risks that do not apply to conventional open-end funds: (i) the market price of their shares may trade at a discount to their net asset value (“NAV”); (ii) an active trading market for their shares may not develop or be maintained; or (iii) trading of their shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Fixed-Income Securities
The Portfolio may invest in fixed-income securities, which are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and, conversely, increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.
Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented several economic policies that impacted interest rates and the market.
These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the Portfolio to decline. Prices of debt securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.
Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the Portfolio may incur losses or expenses in seeking recovery of amounts owed to it.
There may be little trading in the secondary market for particular debt securities, which may affect adversely the Portfolio’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.
Fixed-income securities are subject to “credit risk” — the risk that an issuer will be unable or unwilling to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk. The Advisor attempts to reduce the risks described above through diversification of Portfolio investments and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

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Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio investment in that issuer.
Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See Appendix A to this SAI for more information about credit ratings.
Foreign Securities
The Portfolio may invest in ADRs listed on the NYSE. Such investments may involve higher costs than investments in U.S. securities, including higher transaction costs and additional taxes by foreign governments. Foreign investments may also present additional risks associated with currency exchange rates, differences in accounting, auditing and financial reporting standards, holding securities in domestic and foreign custodian banks and depositories, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividends, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of dividends or principal and interest on foreign obligations. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Portfolio are uninvested and no return is earned. The inability of the Portfolio to make intended security purchases due to these and other settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Additionally, the Portfolio may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.
Although the Portfolio is permitted to invest in securities denominated in foreign currencies, the Portfolio’s value its securities and other assets in U.S. dollars. As a result, the NAV of the Portfolio’s shares may fluctuate with U.S. dollar exchange rates as well as with price changes of the Portfolio’s securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Portfolio makes its investments could reduce the effect of increases and magnify the effect of decreases in the prices of the Portfolio’s securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Portfolio’s securities in its local markets. In addition to favorable and unfavorable currency exchange rate developments, the Portfolio is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.
International war or conflicts (including the ongoing war between Russia and Ukraine, as described below) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Portfolio invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Portfolio could be significantly impacted.
European countries can be significantly affected by the tight fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes on its members. Europe’s economies are diverse, its governments are

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decentralized, and its cultures vary widely. Several European Union (“EU”) countries have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.
Other economic challenges facing Europe include high levels of public debt, significant rates of unemployment, aging populations, mass migrations from the Middle East and Africa and heavy regulation in certain economic sectors. European governments have taken unprecedented steps to respond to the economic crises and to boost growth in the region, which has increased the risk that regulatory uncertainty could negatively affect the Portfolio’s investments. In addition, ongoing armed conflict between Russia and Ukraine and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on the Portfolio’s performance and the value of the Portfolio’s investments, even beyond any direct exposure the Portfolio may have to issuers located in these countries. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. The impact of these actions, especially if they occur in a disorderly fashion, is not clear, but could be significant and far-reaching.
Illiquid Investments
The Portfolio will not invest more than 15% of its respective net assets in investments that are illiquid. These investments are subject to the risk that should the Portfolio need to dispose of such investments, there may not be a ready market or the Portfolio may have to sell such investments at an undesirable price. Illiquid investments are any investment that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment (including repurchase agreements in excess of seven days).
Pursuant to Rule 22e-4 under the 1940 Act, the Portfolio has established a liquidity risk management program. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported to the Board and, when required, to the SEC.
Indexed Securities
An indexed security is an instrument whose price is indexed to the price of another security, security index, currency, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
Interest Rate Risks
The Portfolio may invest in fixed-income securities. Generally, a fixed-income security will increase in value when interest rates fall and, conversely, decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they usually offer higher yields to compensate investors for the greater risks. The risks associated with changing interest rates are heightened under current market conditions given that interest rates in the United States and many other countries have fluctuated in recent periods and may continue to change in the foreseeable future. If interest rates are raised again in the future, the Portfolio’s yield may not increase

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proportionately, and the maturities of fixed-income securities that have the ability to be prepaid or called by the issuer may be extended. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets and any negative impact on fixed-income securities could be swift and significant, potentially negatively impacting the Portfolio’s performance. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. Substantial redemptions from bond and other income funds may worsen that impact. Dividend paying and other types of equity securities also may be adversely affected from an increase in interest rates.
Investment Company Securities
The Portfolio may invest in securities issued by other open-end or closed-end investment companies, including ETFs. The Portfolio may invest in securities issued by such other investment companies to the extent permitted by the 1940 Act. Under the 1940 Act, the Portfolio’s investment in such securities currently is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of the Portfolio’s total assets with respect to any one investment company; and (iii) 10% of the Portfolio’s total assets with respect to investment companies in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses. Rule 12d1-1 under the 1940 Act permits the Portfolio to invest an unlimited amount of its uninvested cash in a money market fund so long as, among other things, said investment is consistent with the Portfolio’s investment objective. As a shareholder of another mutual fund, the Portfolio would bear its pro rata portion of the other investment company’s advisory fees and other expenses, in addition to the expenses the Portfolio bears directly in connection with its own operations. Furthermore, the investment company securities in which the Portfolio invests may decline in value. The SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the rescission of certain SEC exemptive orders permitting investments in excess of the statutory limits and the withdrawal of certain related SEC staff no-action letters, and the adoption of Rule 12d1-4 under the 1940 Act, which permits the Portfolio to invest in other investment companies beyond the statutory limits, subject to certain conditions. Pursuant to Rule 12d1-4 and procedures approved by the Board, certain of the Fund’s Portfolios may invest in certain ETFs in excess of the limits described above, provided that the Glenmede Fund complies with Rule 12d1-4 and any other applicable investment limitations.
The Portfolio’s shares may be purchased by other investment companies, including other Portfolios of the Fund. An investment company’s shares purchased by the Portfolio would be limited to 10% of the outstanding voting securities of the acquired investment company. For so long as the Portfolio invests in or accepts investments by other affiliated investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act.
Real Estate Investment Trusts
The Portfolio may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Equity REITs may further be categorized by the type of real estate securities they own, such as apartment properties, retail shopping centers, office and industrial properties, hotels, healthcare facilities, manufactured housing and mixed property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. Like regulated investment companies such as the Fund’s Portfolios, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). The Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.
Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires) and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

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Investing in REITs also involves risks similar to those associated with investing in small capitalization companies. That is, they may have limited financial resources, may trade less frequently and in a limited volume and may be subject to abrupt or erratic price movements in comparison to larger capitalization companies.
In addition, the value of such securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligation.
Repurchase Agreements
The Portfolio may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Advisor. Under normal circumstances, however, the Portfolio will not enter into repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 20% of the value of the total assets of the Portfolio to be subject to repurchase agreements.
In effect, by entering into a repurchase agreement, the Portfolio is lending its funds to the seller at the agreed upon interest rate, and receiving a security as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.
In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Portfolio at not less than the agreed upon repurchase price.
If the seller defaults on its repurchase obligation, the Portfolio holding such obligation will suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Portfolio might be delayed pending court action.
Repurchase agreements that do not provide for payment to the Portfolio within seven days after notice without taking a reduced price are considered illiquid investments.
Reverse Repurchase Agreements
The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Portfolio is temporarily borrowing funds at an agreed upon interest rate from the purchaser of the security, and the sale of the security represents collateral for the loan. The Portfolio retains record ownership of the security and the right to receive interest and principal payments on the security. At an agreed upon future date, the Portfolio repurchases the security by remitting the proceeds previously received, plus interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. These agreements, which are treated as if reestablished each day, are expected to provide the Portfolio with a flexible borrowing tool. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act. Rule 18f-4 under 1940 Act permits the Portfolio to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Portfolio either (i) complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as derivative transactions under Rule 18f-4.

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The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will maintain liquid securities at least equal to its purchase obligations under these agreements. The Advisor will consider the creditworthiness of the other party in determining whether the Portfolio will enter into a reverse repurchase agreement.
The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed.
Securities Lending
The Portfolio may lend its portfolio securities with a value of up to one-third of its total assets (including the value of the collateral for the loans) to qualified brokers, dealers, banks and other financial institutions who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its portfolio securities only when the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered by the Advisor in making decisions with respect to the lending of securities, subject to review by the Board.
When lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Such loans would also involve risks of delay in receiving additional collateral if the value of the collateral decreases below the value of the securities loaned or even the loss of rights to the collateral should the borrower of the securities fail financially. Additionally, if a borrower of securities files for bankruptcy or becomes insolvent, disposition of the securities may be delayed pending court action. The Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio may, from time to time, pay negotiated fees in connection with the lending of securities. State Street Bank and Trust Company (“State Street”) serves as the Fund’s securities lending agent. For these services, the lending agent receives a fee based on the income earned on the Portfolio’s investment of cash received as collateral for the loaned securities, a portion of any loan premium paid by the borrower, and reimbursement of expenses advanced as a result of the Portfolio’s securities lending activities, if any.
The lending agent may, on behalf of the Portfolio, invest the cash collateral received in short-term money market instruments, including commercial paper, money market mutual funds, certificates of deposit, time deposits and other short-term bank obligations, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and other highly rated liquid investments. These investments may include mutual funds, with respect to which State Street and/or its affiliates provide investment management or advisory, trust, custody, transfer agency, shareholder servicing and/or other services for which they are compensated.
Short Sales
The Portfolio will engage in short sales. A security is sold short when the Portfolio sells a security it does not own. To sell a security short, the Portfolio must borrow the security to deliver it to the buyer. The Portfolio is then obligated to replace the security borrowed by purchasing it at the market price at, or before, the time of replacement. This price may or may not be less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay the lender any dividends or interest which accrue during the period of the loan. Depending on the arrangement with the lender, in order to borrow the security, the Portfolio may be required to pledge all or a significant

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portion of its securities and other assets, including cash collateral from securities lending activities to the lender and may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale may be retained by the lender until the short position is closed out, or the proceeds may be released to the Portfolio and used to purchase additional securities or for any other purpose.
The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs the Portfolio may be required to pay in connection with the short sale. Whether the Portfolio will be successful in utilizing a short sale will depend, in part, on the Advisor’s ability to correctly predict whether the price of a security it borrows to sell short will decrease.
There is no guarantee that the Portfolio will be able to close out a short position at any particular time or at an acceptable price. In short sale transactions, the Portfolio’s gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Short selling may also produce higher than normal portfolio turnover and result in increased transaction costs to the Portfolio. In addition, the use of short sales may result in a Portfolio realizing more short-term capital gains than it would if the Portfolio did not engage in short sales.
The Portfolio anticipates that the frequency of short sales will vary substantially in different periods. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 100% of the value of a Portfolio’s net assets.
U.S. Government Obligations
The Portfolio may invest in obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.
Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality. Please refer to Appendix A for further information about U.S. Government obligations.
“When Issued,” “Delayed Settlement” and “Forward Delivery” Securities
The Portfolio may purchase and sell securities on a “when issued,” “delayed settlement” or “forward delivery” basis. “When issued” or “forward delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus two business days. “Delayed settlement” is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future.
The Portfolio will engage in “when issued” transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When the Portfolio engages in “when issued,” “delayed settlement” or “forward delivery” transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of speculation. The Portfolio’s “when issued,” “delayed settlement” and “forward delivery” commitments are not expected to exceed 30% of its total assets absent unusual market circumstances. Subject to the Delayed-Settlement Securities Provision of Rule 18f-4 and consistent with the requirements discussed under “Derivative Instruments,” above, the Portfolio will only sell securities on a when issued, delayed settlement or forward delivery basis to offset securities purchased on a when-issued, delayed settlement or forward delivery basis.
Securities purchased or sold on a “when issued,” “delayed settlement” or “forward delivery” basis are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed settlement transactions, the Portfolio relies on the seller to complete the transaction; the seller’s failure to do so may cause the Portfolio to miss an advantageous price or yield.

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PRICE OF PORTFOLIO SHARES
The NAV per share of each class of shares of the Portfolio is determined by dividing the total market value of its investments and other assets, less liabilities allocated to that share class, by the total number of its shares outstanding of that class.
Equity securities and options listed on a U.S. securities exchange, including ETFs, for which quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued not in excess of the asked prices or less than the bid prices. If no sales are reported, listed options are valued at the mean of the bid and ask price. Investments in open-ended and unlisted closed-ended investment companies are valued at their respective NAVs as reported by such companies.
Marketable fixed-income securities are valued according to the broadest and most representative market, which will ordinarily be the OTC market, at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is not such a reported sale, the latest quoted bid price will be used. NAV includes interest on fixed-income securities which is accrued daily. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Advisor believes such prices reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to specific securities. The matrix pricing method values securities by reference to prices of comparable securities obtained from sources the Advisor deems accurate and reliable. Debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which does not take into account unrealized gains or losses. The amortized cost method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.
Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available when assets are valued. Foreign securities for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board. Foreign securities may trade on days when shares of the Portfolio are not priced; as a result, the NAV of shares of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank.
When market quotations are unavailable or when events occur that make established valuation methods unreliable, the Fund’s Portfolios’ investments will be valued at fair value as determined in good faith using methods determined by the Board. The Board has designated the Advisor to serve as the valuation designee (in such capacity, the “Valuation Designee”) with respect to the Fund’s Portfolios’ securities for which valuations are not readily available. The Valuation Designee works with State Street, the Fund’s custodian, to regularly test the accuracy of the fair value prices by comparing them with values that are available from other sources. At each regularly scheduled Board meeting, a report by the Valuation Designee is submitted describing any security that has been fair valued and the basis for the fair value determination.
PURCHASE OF SHARES
The purchase price of shares of each class of the Portfolio is the NAV next determined after receipt of the purchase order by the Portfolio. It is the responsibility of The Glenmede Trust Company, N.A., the parent company of the Advisor (“Glenmede Trust”), the Advisor or certain approved brokers, employee benefit plans or other institutions to transmit orders for share purchases to State Street, the Fund’s transfer agent, and to deliver, or provide instructions to investors for the delivery of, required funds to State Street, the Fund’s custodian, on a timely basis.

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The Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Portfolio, (iii) to reduce or waive the minimum for initial and subsequent investments, from time to time and (iv) to close at any time to new investments or to new accounts.
At the discretion of the Fund, investors may be permitted to purchase Portfolio shares by transferring securities to the Portfolio that meet the Portfolio’s investment objective and policies.
REDEMPTION OF SHARES
Redemption proceeds are normally paid in cash, although the Fund has elected to be governed by Rule 18f-1 under the 1940 Act which permits it to limit each shareholder to cash redemptions of $250,000 or 1% of the Portfolio’s NAV, whichever is less, within a 90-day period or, subject to the approval of the Board, in other circumstances identified by the Advisor. Any additional redemption proceeds would be made in readily marketable securities.
PORTFOLIO TURNOVER
The Portfolio may engage in active short-term trading to benefit from price disparities among different issues of securities or among the markets for equity securities, or for other reasons. It is anticipated that the portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Portfolio to receive favorable tax treatment. The Portfolio is not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate.
A high portfolio turnover rate can result in corresponding increases in brokerage commissions; however, the Advisor will not consider turnover rate a limiting factor in making investment decisions consistent with the Portfolio’s investment objective and policies.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted a policy on selective disclosure of portfolio holdings (including, but not limited to, portfolio securities holdings, asset allocations, sector allocations, and other portfolio holdings statistics, collectively referred to herein as “portfolio holdings”). The policy provides that neither the Fund, nor its advisor, administrator, transfer agent nor distributor (each, a “Fund Service Provider”) will disclose the Fund’s portfolio holdings to any person other than in accordance with the policy. Under the policy, neither the Fund, any Fund Service Provider, nor any of their affiliated persons may receive any compensation in any form, whether in cash or otherwise, in connection with the disclosure of portfolio holdings. A Fund Service Provider may provide portfolio holdings to third parties if such information has been included in the Fund’s public filings as required by the SEC or other filings, reports or disclosure documents as the SEC or other applicable regulatory authorities may require. The Advisor may post the following portfolio holdings on its website or any website maintained for the Fund or otherwise in a manner available to all shareholders: (1) no earlier than ten calendar days after the end of each month, the month-end top-ten portfolio holdings; and/or (2) no earlier than ten calendar days after the end of each calendar quarter, the complete quarter-end portfolio holdings. This information may then be separately provided to any person commencing the day after it is first published on the website. Such information shall remain available on the website at least until the Fund files with the SEC its annual/semi-annual Form N-CSR that includes such period or its report on Form N-PORT for the last month of the Fund’s first or third fiscal quarters.
Portfolio holdings information that is not filed with the SEC or not otherwise required to be disclosed by the SEC or other applicable regulatory authorities, may be provided to third parties only if the Fund has a legitimate business purpose for doing so, the third-party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. In order to ensure that the disclosure of the Fund’s non-public portfolio holdings is in the best interests of the Fund’s shareholders and to avoid any potential or actual conflicts of interest with the Fund Service Providers or other affiliated persons, disclosure to such third parties must be authorized by the Fund’s President and approved in advance by the Board. Under the policy, the Board is to receive information, on a quarterly basis, regarding any disclosures of non-public portfolio holdings information that were permitted during the preceding quarter. Such authorization, pre-approval and reporting is not required for disclosure by the Fund’s administrator to providers of

13

auditing, custody, proxy voting and other services to the Fund, as well as rating and ranking organizations. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.
Under the policy, the Fund’s President has authorized the release of information regarding the Fund’s portfolio holdings on a daily basis to providers of auditing, custody, proxy voting, legal and other services to the Fund, currently including:
(i)	State Street, in connection with the provision of services as the Fund’s custodian, administrator, transfer agent, securities lending agent and short sales lending agent;
(ii)	Third-party providers of proxy voting services, such as Institutional Shareholder Services Inc. (“ISS”) and mailing services such as Broadridge Financial Solutions, Inc. (“Broadridge”);
(iii)	[•], the Fund’s independent registered public accounting firm, in connection with the provision of services related to the audit of the Fund’s financial statements and certain non-audit services;
(iv)	Third-party providers of pricing/analytical/reconciliation services, such as FT Interactive Data Corporation, FactSet, Bloomberg Valuation Service (BVAL) and Electra Information Systems;
(v)	Ratings and ranking organizations, such as Morningstar, Inc. and Lipper/Thomson Reuters;
(vi)	Faegre Drinker Biddle & Reath LLP, in connection with the provision of services as legal counsel to the Fund;
(vii)	ACA Group in connection with the provision of services related to the Fund’s compliance program;
(viii)
Barclays Capital Inc., BTIG LLC, J.P. Morgan Securities LLC and its affiliates, Goldman Sachs Execution and Clearing LP and Goldman, Sachs & Co., in connection with the performance of brokerage and options trading and related functions; and

(ix)	Third-party financial printers, such as Broadridge Financial Solutions.
INVESTMENT LIMITATIONS
The Portfolio is subject to the following restrictions. The numbered restrictions are fundamental policies and may not be changed without the approval of the lesser of: (1) 67% of the voting securities of the affected Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the affected Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the affected Portfolio.
The Total Market Plus Equity Portfolio will not:
(a)	invest in commodities or commodity contracts, except that the Portfolio may invest in futures contracts, options, swaps and other derivative instruments;
(b)	purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;
(c)
make loans, except (1) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in investment limitation (h) below, and money market instruments, including bankers’ acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (2) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

(d)	purchase more than 10% of any class of the outstanding voting securities of any issuer;
(e)	issue senior securities to the extent such issuance would violate applicable law;
(f)
borrow money, except (1) the Portfolio, to the extent permitted by applicable law, may borrow from banks (as defined in the 1940 Act), other affiliated investment companies and other persons, enter into reverse repurchase agreements, and purchase securities on a when issued, delayed settlement or forward delivery basis in amounts up to 33 1∕3% of its total assets (including the amount borrowed), (2) the Portfolio may, to the extent

14

permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (3) the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) the Portfolio may purchase securities on margin to the extent permitted by applicable law. Short sales of securities as well as other derivative transactions such as futures contracts and swaps are not considered to involve borrowings of money and are not subject to these restrictions;
(g)
pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Prospectus and this SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with short sales, swaps, borrowings, the writing of covered put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis or other permitted investment techniques and collateral arrangements with respect to initial or variation margin for such transactions will not be deemed to be pledges or other encumbrance of the Portfolio’s assets or the purchase of any securities on margin for purposes of this investment limitation;

(h)	invest for the purpose of exercising control over management of any company;
(i)	invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;
(j)
acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities;

(k)	write or acquire options or interests in oil, gas or other mineral exploration or development programs;
(l)
with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities); and

(m)	underwrite the securities of other issuers, except to the extent that the sale of portfolio securities by the Portfolio may be deemed to be an underwriting.
With respect to limitation (f)(1) asset coverage of at least 300% (as defined in the 1940 Act) inclusive of any amounts borrowed, must be maintained at all times. Borrowings of securities in connection with short sales and derivative transactions such as futures and swaps are not subject to this limitation.
Borrowings, including reverse repurchase agreements and securities purchased on a when issued, delayed settlement or forward delivery basis, may not exceed 331∕3% of the Portfolio’s total net assets.
As a matter of policy which may be changed by the Board without shareholder approval, the Portfolio will not:
(1)	with respect to limitation (j), invest more than 25% of the value of its total assets in instruments issued by U.S. banks; or
(2)	invest more than an aggregate of 15% of the net assets of the Portfolio, at the time of purchase, in illiquid securities.
In addition, with respect to investment limitation (j), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

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MANAGEMENT OF THE FUND
The Fund’s officers, under the supervision of the Board, manage the day-to-day operations of the Fund. The Board members set broad policies for the Fund and choose its officers. The Fund’s Board members hold office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such member and until the election and qualification of his/her successor, if any, elected at such meeting, or (ii) the date he or she dies, resigns or retires, or is removed by the Board or shareholders. The Fund’s officers are elected by the Board and hold office for the term of one year and until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified.
Board Members and Officers
The following is a list of the Board members and officers of the Fund, their ages, their principal occupations during the past five years, the number of currently-offered portfolios that they oversee in the Fund’s complex, and other directorships they hold. The Fund is considered to be a member of the same fund complex as the Glenmede Portfolios, as defined in Form N-1A under the 1940 Act. Unless otherwise indicated below, the address of each Board member and officer is c/o Glenmede Investment Management LP, 1650 Market Street, Suite 4000, Philadelphia, PA 19103.

Name and Year of Birth	Position with the Fund and Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held in the Past Five Years
Interested Director(1)
Mary Ann B. Wirts Year of Birth: 1951	Director of Glenmede Fund (since June 2020)	Managing Director and Chief Administrative Officer of Glenmede Trust (until 2020); Managing Director and Chief Administrative Officer of Glenmede Investment Management LP (2006-2020); First Vice President and Managing Director of Fixed Income of Glenmede Advisers (2000-2006).	14	None
Independent Directors(2)
Andrew Phillips Year of Birth: 1962	Director of Glenmede Fund (since September 2022)	Adjunct Professor - College of Management (since 2021), Long Island University; Senior Performance Officer (2013 - 2015), Global Head of Institutional and Alternatives Product Strategy (2012 - 2013), Global Chief Performance Officer (2010 - 2012), Global Chief Operating Officer (2007 - 2010) and Managing Director - Americas Fixed Income Executive Team, BlackRock, Inc.	14	None

16

Name and Year of Birth	Position with the Fund and Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held in the Past Five Years
H. Franklin Allen, Ph.D. Year of Birth: 1956	Director of Glenmede Fund (since March 1991)	Vice Dean Research and Faculty of the Imperial College Business School (since 2019), Professor of Finance and Economics and Executive Director of the Brevan Howard Centre for Financial Analysis at the Imperial College London (since 2014); Professor Emeritus of Finance, The Wharton School of The University of Pennsylvania since June 2016; Professor of Finance and Economics (1990-1994); Vice Dean and Director of Wharton Doctoral Programs (1990-1993); Employed by The University of Pennsylvania (from 1980-2016).	14	None
William L. Cobb, Jr. Year of Birth: 1947	Director of Glenmede Fund (since February 2007); Chairman of Glenmede Fund (since December 2021)	Former Executive Vice President and Former Chief Investment Officer, The Church Pension Fund (defined benefit plan for retired clergy of the Episcopal Church) (1999-2014); Chair and Member, Investment Committee, The Minister and Missionaries Benefit Board of the American Baptist Church (until 2013); Vice Chairman, J.P. Morgan Investment Management (1994 -1999).	14	Director, TCW Direct Lending LLC
Rebecca E. Duseau Year of Birth: 1963	Director of Glenmede Fund (since December 2023)	Cofounder and Chief Compliance Officer (since 2000), Adamas Partners, LLC (investment firm); Chair of Investment Advisory Board (since 2020) for Boston Family Advisors (multi-family office); Member of Investment Committees of Mass General Brigham (hospital) (since 2019) and Berklee School of Music (since 2019); Chair of the Investment Committee and Member of the Finance Committee, Museum of Science (since 2023).	14	None

17

Name and Year of Birth	Position with the Fund and Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held in the Past Five Years
Harry Wong Year of Birth: 1948	Director of Glenmede Fund (since February 2007)	Former Managing Director, Knight Capital Americas, L.P., an operating subsidiary of Knight Capital Group Inc. (investment banking) (2009 - 2011); Managing Director, Long Point Advisors, LLC (business consulting) (2003 - 2012); Managing Director, BIO-IB LLC (healthcare investment banking) (2004-2009) Senior Managing Director, ABN AMRO (investment banking) (1990- 2002); Adjunct Faculty Member, Sacred Heart University (2003- 2007).	14	None

(1)
Interested Directors are those Directors who are “interested persons” of the Fund as defined in the 1940 Act. Mary Ann B. Wirts is considered to be an “interested” Director of the Fund because of her current or prior affiliations with Glenmede Trust, the parent company of the Fund’s investment advisor, GIM, and/or her stock ownership in The Glenmede Corporation, of which GIM is an affiliate.

(2)	Independent Directors are those Directors who are not “interested persons” of the Fund as defined in the 1940 Act.
Officers

Name, Address and Year of Birth	Position with the Fund and Time Served	Principal Occupations(s) During Past 5 Years
Elizabeth A. Eldridge 1650 Market Street, Suite 4000 Philadelphia, PA 19103 Year of Birth: 1977	President of Glenmede Fund since November 2024.	President of Glenmede Investment Management LP (since 2024). Managing Director, The Glenmede Trust Company, N.A. (2020).
Kimberly C. Osborne 1650 Market Street, Suite 4000 Philadelphia, PA 19103 Year of Birth: 1966	Executive Vice President of Glenmede Fund since December 1997.
Client Service Manager of Glenmede Investment Management LP (since 2006). Vice President of Glenmede Trust and Glenmede Advisers (until 2008). Employed by Glenmede Trust (1993-2008) and Glenmede Advisers (2000-2008).

Christopher E. McGuire 1650 Market Street, Suite 4000 Philadelphia, PA 19103 Year of Birth: 1973	Treasurer of Glenmede Fund since December 2019.	Director of Administration of Glenmede Investment Management LP (since October 2019); Managing Director, State Street Bank and Trust Company (from 2007- 2019).
Michael C. Addeo 1650 Market Street, Suite 4000 Philadelphia, PA 19103 Year of Birth: 1992	Assistant Treasurer of Glenmede Fund since September 2025.	Vice President, Glenmede Investment Management LP (since 2025); Vice President, BlackRock Inc. (from 2021 – 2025); Senior Manager, PricewaterhouseCoopers LLP (from 2014 - 2021).

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Name, Address and Year of Birth	Position with the Fund and Time Served	Principal Occupations(s) During Past 5 Years
Eimile J. Moore 3 Canal Plaza, Suite 100, 3rd Floor Portland, ME 04101 Year of Birth: 1969	Chief Compliance Officer of Glenmede Fund since December 2017.	Senior Principal Consultant (since 2011).
Joshua M. Lindauer 1177 Avenue of the Americas, 41st Floor New York, NY 10036 Year of Birth: 1987	Secretary of Glenmede Fund since December 2024.	Partner, Faegre Drinker Biddle & Reath LLP (law firm) (since 2024); Associate, Faegre Drinker Biddle & Reath LLP (2020-2024); Associate, Drinker Biddle & Reath LLP (law firm) 2017-2020.

The Board believes that each Director’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Directors lead to the conclusion that each Director should serve in such capacity.
Among the attributes common to all Directors is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors, the Advisor, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors. A Director’s ability to perform his or her duties effectively may have been attained through such person’s business, consulting and/or academic positions; experience as a board member of the Fund, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences. In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Director:

H. Franklin Allen, Ph.D.:
Dr. Allen has substantial experience in the areas of finance and economics through his educational background and position for many years as a professor of finance and economics at The Wharton School of The University of Pennsylvania and most recently as Vice Dean of Research and Faculty of the Imperial College London Business School and Professor of Finance and Economics and Director of the Brevan Howard Centre for Financial Analysis at the Imperial College London.

William L. Cobb, Jr.:
Mr. Cobb has substantial investment management and business experience through his senior executive, chief investment officer and/or investment committee positions with private and non-profit entities, as a senior executive officer of a global investment management firm and most recently as a board member of a business development company.

Rebecca E. Duseau:	Ms. Duseau has substantial investment management, compliance, risk management and business experience as a co-founder and executive of an investment management firm.
Andrew Phillips:	Mr. Phillips has substantial investment management and business experience through his executive positions with a major investment management firm.
Mary Ann B. Wirts:	Ms. Wirts has substantial business, financial services and investment management experience through her senior executive positions with the Advisor and its parent companies.
Harry Wong:	Mr. Wong has substantial finance, investment banking and capital markets experience through his positions as an executive in investment banking businesses.

Specific details regarding each Director’s term of office as a Director with the Fund and principal occupations during at least the past five years are included in the table above.

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Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Fund rests with the Board. The Fund has engaged an investment adviser to manage its Portfolios on a day-to-day basis. The Board is responsible for overseeing the investment adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Fund’s Charter and By-laws. The Board is currently composed of six members, five of whom are Independent Directors. The Board meets in-person at regularly scheduled meetings four times each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Board may also meet via videoconference. The Board and the Independent Directors have access to the Fund’s Chief Compliance Officer (“CCO”), the Fund’s independent registered public accounting firm and independent legal counsel for consultation to assist them in performing their oversight responsibilities. As described below, the Board has established an Audit Committee and Nominating Committee and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.
The Board has appointed William L. Cobb, Jr., an Independent Director, to serve in the role of Chairman of the Board. The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the investment adviser, other service providers, counsel and other Directors generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board reviews its leadership structures during their periodic self-assessments and based on that review, has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed judgment over matters under its purview and it allocates areas of responsibility among committees of the Board and the full Board in a manner that enhances effective oversight.
The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of the Board’s and its committees’ various activities. Day-to-day risk management functions are included within the responsibilities of the investment adviser and other service providers (depending on the nature of the risk), which carry out the Fund’s investment management and business affairs. The investment adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. The investment adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models.
The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board requires senior officers of the Fund, including the President, Chief Financial Officer and CCO, and the investment adviser, to report to the full Board on a variety of matters at each regular meeting of the Board, including matters relating to risk management. The Board also receives reports from certain of the Fund’s other primary service providers on regular basis, including State Street as the Fund’s custodian, administrator, transfer agent and securities lending agent. The Fund’s CCO meets in executive session with the Board at each regularly scheduled meeting and meets separately with the Independent Directors at least annually to discuss relevant risk issues affecting the Fund. In addition, the CCO reports to the Chairman of the Audit Committee between meetings to discuss compliance related matters. The Audit Committee also receives regular reports from the Fund’s independent registered public accounting firm on internal control and financial reporting matters. The Board and Independent Directors meet with the Fund’s independent legal counsel at each quarterly meeting and have access to legal counsel for consultation concerning any issues that may occur between regularly scheduled meetings. The Board may, at any time and in their discretion, change the manner in which it conducts risk oversight.
Standing Board Committees
Dr. Allen and Messrs. Cobb, Phillips and Wong (Chairman) and Ms. Duseau serve on the Audit Committee of the Board. The Audit Committee operates under a written charter approved by the Board. The purpose of the Audit Committee includes overseeing the accounting and financial reporting processes of the Fund and the audits of the Fund’s financial statements. Accordingly, the Committee assists the Board in its oversight of (i) the integrity of the Fund’s financial statements; (ii) the independent accountants’ qualifications and independence; and (iii) the performance of the Fund’s internal audit function and independent accountants. The Audit Committee met two times during the fiscal year ended October 31, 2025.
Dr. Allen (Chairman) and Messrs. Cobb, Wong and Phillips and Ms. Duseau serve on the Nominating Committee of the Board. The Fund’s Nominating Committee, among other things, nominates persons to fill vacancies on the Board and Board Committees. The Nominating Committee will consider nominees recommended by shareholders.

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Recommendations should be submitted to the appropriate Nominating Committee in care of the Fund’s Secretary. The Nominating Committee met once during the fiscal year ended October 31, 2025.
Director Ownership of Fund Shares
The following table shows the Directors’ ownership of each Portfolio of the Fund and in all Portfolios of the Fund overseen by the Directors, as of December 31, [2025].

Name of Director	Dollar Range of Equity Securities in each Portfolio of the Fund	Aggregate Dollar Range of Equity Securities in All Portfolios in the Fund Complex
Interested Director
Mary Ann B. Wirts	[•]	[•]
Independent Directors
H. Franklin Allen, Ph.D.	[•]	[•]
William L. Cobb, Jr.	[•]	[•]
Rebecca E. Duseau	[•]	[•]
Andrew Phillips	[•]	[•]
Harry Wong	[•]	[•]

Remuneration of Board Members
The annual fee for each Board member, other than officers of the Advisor, is $104,000. In addition, to the annual fee, the Glenmede Fund pays each Board member, other than officers of the Advisor, $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, the Audit Committee Chairman receives an annual fee of $10,000 for his service as Chairman of the Audit Committee and the Chairman of the Board receives an annual fee of $15,000 for his service as Chairman of the Board. Each Director was a Trustee of the Glenmede Portfolios, a Massachusetts business trust that does not currently offer any series. For their service on the Glenmede Portfolios’ Board, each Director received an annual fee of $500 per year. The officers of the Fund receive no compensation as officers from the Fund.
Set forth in the table below is the compensation received by Board members for the fiscal year ended October 31, 2025.

Name of Person Position*	Aggregate Compensation from Glenmede Fund	Aggregate Compensation from Glenmede Portfolios**	Pension Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund Complex
Interested Directors
Susan W. Catherwood***	$62,000	$250	None	None	$62,250
Mary Ann B. Wirts	$93,000	$375	None	None	$103,714
Independent Directors
H. Franklin Allen, Ph.D.	$103,339	$375	None	None	$103,714
William L. Cobb, Jr.	$105,391	$375	None	None	$105,766
Rebecca E. Duseau	$101,747	$375	None	None	$102,122
Andrew Phillips	$93,779	$375	None	None	$94,154
Harry Wong	$94,827	$375	None	None	$95,202

*	Compensation includes reimbursement of out-of-pocket expenses incurred in attending Board meetings, where applicable.
**	Includes $500 annual fee for service on the Board of Trustees of Glenmede Portfolios, which currently does not offer any series.
***	Ms. Catherwood retired from her role as Director effective August 1, 2025.

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Code of Ethics
The Fund and the Advisor have each adopted codes of ethics that permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.
Proxy Voting Procedures
The Fund has delegated proxy voting responsibilities to the Advisor, subject to the Board’s general oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders best interests and in compliance with all applicable proxy voting rules and regulations. The Advisor has adopted its own proxy voting policies and guidelines for this purpose (collectively, the “Proxy Voting Procedures”). The Proxy Voting Procedures address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Advisor and its affiliates. The Proxy Voting Procedures are provided in Appendix B of this SAI.
Information regarding how the Fund voted proxies, if any, relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Advisor
GIM, with principal offices at One Liberty Place, 1650 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, currently serves as the investment advisor to the Portfolio. GIM, a limited partnership, is wholly-owned by Glenmede Trust. As of September 30, 2025, GIM and its affiliated companies had approximately [$49.3 billion] in assets in the accounts for which they serve in various capacities, including as executor, trustee or investment advisor.
The Investment Advisory Agreement will continue in effect from year to year provided its continuance is approved annually (i) by the holders of a majority of the Portfolio’s outstanding voting securities or by the Board and (ii) by a majority of the Directors who are not parties to each Investment Advisory Agreement or interested persons of any such party. The Investment Advisory Agreement may be terminated on 60 days’ written notice by any such party and will terminate automatically if assigned.
The names and position with GIM of the principal executive officers and each director of GIM are as follows. The address for each is c/o GIM, One Liberty Place, 1650 Market Street, Suite 4000, Philadelphia, PA 19103.

Name	Position with GIM
Peter J. Zuleba	Managing Director and Chief Executive Officer
Raj Tewari	Managing Director and Chief Operating Officer
Elizabeth A. Eldridge	Managing Director and President
John F. McCabe	Managing Director and General Counsel

GIM is wholly-owned by Glenmede Trust as both its only limited partner and as the sole owner of GIM’s only general partner, Gatepost Partners, LLC. Glenmede Trust, a nationally-chartered trust company, provides fiduciary and investment services to endowment funds, foundations, employee benefit plans and other institutions and individuals. Glenmede Trust is a wholly-owned subsidiary of The Glenmede Corporation. Glenmede Trust, Gatepost Partners, LLC and The Glenmede Corporation are located at One Liberty Place, 1650 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103.

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The Portfolio pays management fees to the Advisor for its investment advisory services, calculated daily and paid monthly, at the following annual percentage rates of the Portfolio’s average daily net assets, as shown in the following table:

Portfolio	Percentage of Average Dailly Net Assets
Total Market Plus Equity Portfolio	1.20%[1]

[1]
The Advisor has contractually agreed, until at least [February 28, 2027], to waive all or a portion of its investment advisory fees and/or reimburse expenses (excluding Acquired Fund Fees and expenses, short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses) to the extent that the Portfolio’s Advisor and Institutional Shares’ total annual operating expenses, as a percentage of the Portfolio's average daily net assets exceed [0.90]% and [0.70]%, respectively, of the Portfolio’s average daily net assets. The Advisor is not entitled to collect or make a claim for waived fees or reimbursed expenses at any time in the future. You will be notified if the waivers are discontinued after that date.

The following table sets forth the total management fees paid by the Portfolio over the past three fiscal years.

	Total Management Fees for Fiscal Year ended October 31, 2025	Total Waived/ Reimbursed for Fiscal Year ended October 31, 2025	Total Management Fees for Fiscal Year ended October 31, 2024	Total Waived/ Reimbursed for Fiscal Year ended October 31, 2024	Total Management Fees for Fiscal Year ended October 31, 2023	Total Waived/ Reimbursed for Fiscal Year ended October 31, 2023
Total Market Plus Equity Portfolio	[•]	[•]	$440,387	$(173,091)	$499,659	$(170,925)

Additionally, many shareholders in the Portfolio may be clients of Glenmede Trust or an Affiliate and, as clients, pay fees which vary depending on the capacity in which Glenmede Trust or an Affiliate provides fiduciary and investment services to the particular client. Such services may include personal trust, estate settlement, advisory, and custodian services. For example, for advisory services, Glenmede Trust charges its clients up to 1% on the first $3 million of principal, 0.75% on the next $2 million of principal, and 0.50% on the next $15 million of principal. An additional 0.25% administrative service fee is charged on accounts below $3 million. For accounts in excess of $10 million of principal, the fee would be determined by special analysis.
Portfolio Managers
Set forth below is information regarding the individuals identified in the Fund’s Prospectuses as primarily responsible for the day-to-day management of the Portfolio (“Portfolio Managers”).
As of October 31, 2025, the Portfolio Managers were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts, as indicated in the table below:

Glenmede Investment Management LP	Type of Accounts	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed with Performance Based Advisory Fees	Total Assets Managed with Performance Based Advisory Fees
Vladimir de Vassal	Registered Investment Companies	[•]	[•]	None	[•]
	Other Pooled Investment Vehicles	[•]	[•]	None	[•]
	Other Accounts	[•]	[•]	None	[•]
Paul T. Sullivan	Registered Investment Companies	[•]	[•]	None	[•]
	Other Pooled Investment Vehicles	[•]	[•]	None	[•]
	Other Accounts	[•]	[•]	None	[•]
Alexander R. Atanasiu	Registered Investment Companies	[•]	[•]	None	[•]
	Other Pooled Investment Vehicles	[•]	[•]	None	[•]
	Other Accounts	[•]	[•]	None	[•]

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Glenmede Investment Management LP	Type of Accounts	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed with Performance Based Advisory Fees	Total Assets Managed with Performance Based Advisory Fees
Ruohao Chen	Registered Investment Companies	[•]	[•]	None	[•]
	Other Pooled Investment Vehicles	[•]	[•]	None	[•]
	Other Accounts	[•]	[•]	None	[•]

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Portfolio(s) that he or she manages as of October 31, 2025:

Portfolio/Portfolio Manager	Dollar Range of Shares Beneficially Owned
Total Market Plus Equity Portfolio
Vladimir de Vassal, CFA	[•]
Paul T. Sullivan, CFA	[•]
Alexander R. Atanasiu, CFA	[•]
Ruohao Chen	[•]

The compensation package for the Portfolio Managers is comprised of a base salary, annual bonus and participation in a long-term equity plan of The Glenmede Corporation. The base salary is based on a combination of factors including the Portfolio Manager’s experience, expertise, and competitive market rates. The annual bonus payment is based on a combination of the annual pre-tax financial performance of The Glenmede Corporation, revenue generated from investment management fees and achievement of non-financial strategic goals. The Glenmede Corporation’s equity plan provides an opportunity for senior management to build equity in the parent company through options and restricted stock. Participation is based on position, experience and expertise.
The Portfolio Managers may manage other accounts with investment strategies similar to those of the Portfolio of the Fund, which may suggest the potential for conflicts of interests relating to cross trading, allocation of investment opportunities, and aggregation and allocation of trades. In addition, GIM may charge varying fees to different accounts managed by their respective Portfolio Managers. Shareholders should be aware that, as with any group of portfolios and accounts managed by an investment advisor pursuant to varying fee arrangements, including performance or other incentive-based fee arrangements, there is the potential for a conflicts of interest that may result in the Portfolio Managers’ favoring those portfolios or accounts with higher or incentive-based fee arrangements. However, the Fund does not anticipate that management by the Portfolio’s Portfolio Manager of other accounts with similar investment strategy or different fee arrangement would conflict with management of any of the Portfolios of the Fund because conflicts of interest of this type are minimized by GIM’s respective investment management decision-making process and trade allocation policy. In addition, the Fund has adopted policies limiting the circumstances under which cross-trades may be effected between the Fund’s Portfolios and another client account.
Transfer Agent, Dividend Paying Agent, Custodian and Administrator
State Street, with its primary place of business located at One Congress Street, Suite 1, Boston, MA 02114, serves as the Fund’s transfer agent, dividend paying agent, custodian and administrator.
For its services, State Street is entitled to receive fees from the Fund based on a percentage of the daily net assets of all Portfolios of the Fund, which is allocated to each Portfolio based on its relative net assets, plus transaction charges for certain transactions and out-of-pocket expenses. Fees paid by the Fund to State Street for the past three fiscal years are shown in the following table.

Portfolio	October 31, 2025	October 31, 2024	October 31, 2023
Total Market Plus Equity Portfolio	[•]	$52,320	$54,959

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State Street is also compensated for its services as the Fund’s securities lending agent and short sales lending agent and until December 2010, was also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program.
Shareholder Servicing Fees
The Glenmede Fund has adopted an Amended and Restated Shareholder Servicing Plan effective January 1, 1998, and most recently amended effective May 9, 2022 (collectively, the “Plans”), under which the Fund may pay, directly or indirectly, a fee to broker/dealers, banks and other financial institutions (including Glenmede Trust and its affiliates) that are dealers of record or holders of record or which have a servicing relationship (“Servicing Agents”) with the record or beneficial owners of shares in the Portfolio. Under the Plans, Servicing Agents provide or arrange to provide shareholder support services to shareholders of the Portfolio. The fee, which is at an annual rate of 0.20% for the Total Market Plus Equity Portfolio, is computed monthly and is based on the average daily net assets of the shares beneficially owned by such shareholders. As of the date of this SAI, the Institutional Class of the Portfolio is not subject to the Plans and, accordingly, pay no shareholder servicing fees. All expenses incurred by a class of the Portfolio in connection with the Agreements and the implementation of the Plans shall be borne entirely by the holders of the shares of that class of the particular Portfolio involved and will result in an equivalent increase to the Portfolio’s Total Annual Portfolio Operating Expenses. The Advisor and/or Glenmede Trust may pay additional compensation from time to time, out of their assets and not as an additional charge to the Fund, to selected institutions and other persons in connection with selling Portfolio shares and/or servicing of Portfolio shareholders and other accounts managed by the Advisor or Glenmede Trust.
The services provided by or arranged to be provided by the Servicing Agents under the Agreements may include aggregating and processing purchase and redemption requests from shareholders and transmitting purchase and redemption orders to the transfer agent; providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; processing dividend and distribution payments from the Fund on behalf of shareholders; providing information periodically to shareholders showing their positions; arranging for bank wires; responding to shareholders’ inquiries concerning their investments; providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; or providing such other similar services as may be reasonably requested.
Glenmede Trust has entered into Agreements with the Fund and provides or arranges to provide shareholder support services to shareholders of the Portfolio listed below. Glenmede Trust can terminate or modify this arrangement at any time. Shareholder servicing fees paid to Glenmede Trust for the past three fiscal years are shown in the following table.
Shareholder Servicing Plan

Glenmede Trust	October 31, 2025	October 31, 2024	October 31, 2023
Total Market Plus Equity Portfolio	[•]	$73,398	$83,277

Securities Lending
State Street serves as securities lending agent for the Fund’s Portfolios, and in that role administers the Portfolios’ securities lending program pursuant to the terms of a Securities Lending Authorization Agreement entered into between Fund, on behalf of its Portfolios, and State Street.
For the fiscal year ended October 31, 2024, State Street, acting as securities lending agent, provided the following services to the Fund’s Portfolios in connection with the Fund’s Portfolios’ securities lending activities: (i) locating borrowers among an approved list of prospective borrowers; (ii) monitoring applicable minimum spread requirements, lending limits and the value of the loaned securities and collateral received; (iii) seeking additional collateral, as necessary, from borrowers; (iv) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of all or substantially all cash collateral in an investment vehicle designated by the Fund’s Portfolios; (v) returning collateral to borrowers; (vi) facilitating substitute dividend, interest, and other distribution payments to the Fund’s Portfolios from borrowers; (vii) negotiating the terms of each loan of securities, including but not limited to the amount of any loan

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premium, and monitoring the terms of securities loan agreements with prospective borrowers for consistency with the requirements of the Glenmede Fund’s Securities Lending Authorization Agreement; (viii) selecting securities, including amounts (percentages), to be loaned; (ix) maintaining such records as are reasonably necessary to account for loans that are made and the income derived therefrom; and (x) arranging for return of loaned securities to the Fund’s Portfolios in accordance with the terms of the Securities Lending Authorization Agreement.
State Street receives as compensation for its services a portion of the amount earned by the Portfolios for lending securities.
For the fiscal year ended October 31, 2025, the Portfolio’s gross income received for securities lending activities, the fees and/or compensation paid by the Portfolio for securities lending activities, and the net income earned by the Portfolio for securities lending activities, were as follows:

Fees and/or compensation paid for securities lending activities and related services
	Gross income from securities lending activities[1]	Fees paid to securities lending agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	Administrative fees not included in revenue split	Indemnification fee not included in revenue split	Rebate (paid to borrower)	Other fees not included in revenue split	Aggregate fees/ compensation for securities lending activities
Total Market Plus Equity Portfolio	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]

[1]	Includes income from cash collateral reinvestment.
Distributor
Shares of the Fund are distributed continuously and are offered without a sales load by Quasar Distributors, LLC (“Quasar Distributors”), 3 Canal Plaza, Suite 100, Portland, ME 04101, pursuant to Distribution Agreements between the Fund and Quasar Distributors. Quasar Distributors receives no fee from the Fund for its distribution services.
Currently, the Advisor pays Quasar Distributors’ fees and out-of-pocket expenses for the distribution services Quasar Distributors provides to the Fund’s Portfolios.
Independent Registered Public Accounting Firm
[ ] serves as the Fund’s independent registered public accounting firm and will audit their financial statements annually.
Counsel
Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Fund.
Reports
Shareholders will receive tailored shareholder reports that present information for the relevant share class of the Portfolio that they hold. The tailored shareholder reports will be provided to Portfolio shareholders for the annual and semi-annual periods.
PORTFOLIO TRANSACTIONS
The Investment Advisory Agreement authorizes the Advisor to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Advisor to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolio. The Advisor may, however, consistent with the interests of the Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to the Portfolio. Information and research received from such brokers will be in addition to, and not in lieu of, the

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services required to be performed by the Advisor under each Investment Advisory Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Advisor determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Advisor to the Portfolio and the Advisor’s other clients. The distribution of orders among brokers and the commission rates paid by the Portfolio of the Glenmede Fund are reviewed periodically by the Board.
The Funds are required to identify any securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents that the Portfolio has acquired during the Funds’ most recent fiscal year. As of the fiscal year ended October 31, 2025, the Portfolio held securities of their regular broker/dealers as follows:

Portfolio	Broker Security	Market Value
Total Market Plus Equity Portfolio	[•]	[•]
	[•]	[•]

During the fiscal years ended October 31, 2025, 2024 and 2023, the Portfolios paid brokerage commissions as follows:

Portfolio	October 31, 2025	October 31, 2024	October 31, 2023
Total Market Plus Equity Portfolio	[•]	$ 58,109	$97,927

Significant changes in brokerage commissions paid by the Portfolio from year to year have been due to changing asset levels and/or portfolio turnover.
Significant changes in brokerage commissions paid by the Portfolio from year to year have been due to changing asset levels and/or portfolio turnover.
To the extent that the Portfolio effects brokerage transactions with a broker/dealer affiliated directly or indirectly with the Fund, the investment advisers or Quasar Distributors, such transactions will be effected in compliance with applicable law.
Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Advisor. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these other clients served by Advisor and is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by Advisor. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolio.
ADDITIONAL INFORMATION CONCERNING TAXES
The following summarizes certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.
The discussions of the Federal tax consequences in the Prospectus and this SAI are based on the Code, and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.
General
The Portfolio qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Portfolio generally is exempt from Federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, each of the Fund’s Portfolio must meet three important tests each year.

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First, the Portfolio must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.
Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies), (2) two or more issuers that the Portfolio controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.
Third, the Portfolio must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.
The Portfolio intends to comply with these requirements. If the Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. If for any taxable year the Portfolio were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Portfolio’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.
The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.
Taxation of Certain Investments
The tax principles applicable to transactions in certain financial instruments, such as futures contracts and options, that may be engaged in by the Portfolio, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause the Portfolio to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.
In addition, in the case of any shares of a PFIC in which the Portfolio invests, the Portfolio may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Portfolio fails to make an election to recognize income annually during the period of its ownership of the shares.
State and Local Taxes
Although the Portfolio intends to qualify as a regulated investment company and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.
SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR REGARDING ANY UNITED STATES FEDERAL TAX CONSEQUENCES OF HOLDING SHARES IN THE FUND’S PORTFOLIOS IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES AS WELL AS ANY FOREIGN, STATE AND LOCAL OR OTHER TAX CONSEQUENCES THAT MAY ARISE AS A RESULT OF HOLDING SHARES IN THE PORTFOLIO.

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GENERAL INFORMATION
Description of Shares and Voting Rights
The shares of the Portfolio have no preference as to conversion, exchange, dividends, retirement or other rights, and, when issued and paid for as provided in the Prospectus, will be fully paid and non-assessable. The shares of the Portfolio have no pre-emptive rights and do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Fund voting for the election of its Board members can elect 100% of the Board of that Fund if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his or her name on the books of the particular Portfolio. The Fund will not hold annual meetings of shareholders, except as required by the 1940 Act, the next sentence and other applicable law. The Fund has undertaken that its Board will call a meeting of shareholders for the purpose of voting upon the question of removal of a Board member or members if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the particular Portfolio. To the extent required by the undertaking, the particular Portfolio will assist shareholder communication in such matters.
Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the Portfolio or class affected by the matter. The Portfolio or class is affected by a matter unless it is clear that the interests of the Portfolio or class in the matter are substantially identical or that the matter does not affect any interest of the Portfolio or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Portfolio only if approved by a majority of the outstanding shares of the Portfolio. However, Rule 18f-2 also provides that the ratification of independent public accountants and the election of directors or trustees may be effectively acted upon by shareholders of the Fund voting without regard to the Portfolio.
Notwithstanding any provision of Maryland law requiring a greater vote of the Fund’s common stock (or of the shares of the Portfolio or class voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Fund’s Articles of Amendment and Restatement, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Fund entitled to vote thereon. Under Maryland law, the Board may liquidate the Portfolio or class without shareholder approval.
Certain Record Holders
To the Fund’s knowledge, the following shareholders held of record or beneficially owned 5% or more of the outstanding shares of the indicated Portfolio as of [•], 2026. Any shareholder that owns more than 25% of the outstanding shares of the Portfolio or class may be presumed to “control” (as that term is defined in the 1940 Act) the Portfolio or class. Shareholders controlling the Portfolio or class could have the ability to vote a majority of the shares of the Portfolio or class on any matter requiring approval of shareholders of the Portfolio or class.

Portfolio – Advisor Shares	Name and Address of Owner	Ownership Type	Percentage of Outstanding Shares
Total Market Plus Equity Portfolio	Charles Schwab & Co., Inc. Special Custody Account For The Exclusive Benefit Of Customers Attn: Mutual Funds Operations 211 Main Street San Francisco CA 94105-1905	Record	[•]
Total Market Plus Equity Portfolio	National Financial Services LLC For The Exclusive Benefit Of Our Customers Attn: Mutual Funds Department, 4th Floor 499 Washington Blvd Jersey City, NJ 07310	Record	[•]

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Portfolio – Advisor Shares	Name and Address of Owner	Ownership Type	Percentage of Outstanding Shares
Total Market Plus Equity Portfolio	Lauer & Co. c/o Glenmede Trust Co One Liberty Place 1650 Market ST STE 4000 Philadelphia, PA 19103	Record	[•]

As of [•], 2026, the Directors and officers of the Fund collectively owned less than 1% of the outstanding shares of the Fund’s Portfolio.
Dividends and Distributions
The Portfolio’s policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the Federal excise tax on undistributed income and gains. The amounts of any income dividends or capital gains distributions for the Portfolio cannot be predicted.
FINANCIAL STATEMENTS
The Fund’s Financial Statements for the Total Market Plus Equity Portfolio, for the fiscal year ended October 31, 2025, and the financial highlights for each of the respective periods presented, appearing in the 2025 Annual Financial Statements on Form N-CSR, and the reports thereon of [ ], the Fund’s independent registered public accounting firm, also appearing therein on Form N-CSR, are incorporated by reference in this SAI. No other parts of the 2025 Annual Financial Statements are incorporated herein.
OTHER INFORMATION
The Fund’s Prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.
Statements contained in the Prospectuses or in this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this SAI form a part, each such statement being qualified in all respects by such reference.
The third-party marks appearing above are the marks of their respective owners.

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APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Short-Term Credit Ratings
An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:
“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.
“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.
Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.
“NR” – This indicates that a rating has not been assigned or is no longer assigned.
Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” – Issuers (or supporting institutions) rated Prime-1 reflect a superior ability to repay short-term obligations. “P-2” – Issuers (or supporting institutions) rated Prime-2 reflect a strong ability to repay short-term obligations.
“P-3” – Issuers (or supporting institutions) rated Prime-3 reflect an acceptable ability to repay short-term obligations. “NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories. “NR” – Is assigned to an unrated issuer, obligation and/or program.
Fitch, Inc./Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term

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ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.1 Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” – Securities possess high short-term default risk. Default is a real possibility.
“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation. “NR” – Is assigned to an issue of a rated issuer that are not and have not been rated.
The Morningstar DBRS® Ratings Limited (“Morningstar DBRS”) short-term obligation ratings provide Morningstar DBRS’ opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. The obligations rated in this category typically have a term of shorter than one year. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.
The following summarizes the ratings used by Morningstar DBRS for commercial paper and short-term debt:
“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events, and the certainty of meeting such obligations could be impacted by a variety of developments.
“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.
[1]	A long-term rating can also be used to rate an issue with short maturity.

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“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.
“D” – A downgrade to “D” may occur when the issuer has filed under any applicable bankruptcy, insolvency or winding-up statute, or there is a failure to satisfy an obligation after the exhaustion of grace periods. Morningstar DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.
Long-Term Issue Credit Ratings
The following summarizes the ratings used by S&P Global Ratings for long-term issues:
“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.
Plus (+) or minus (-) – Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

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“NR” – This indicates that a rating has not been assigned, or is no longer assigned.
Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.
Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of eleven months or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk. “Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.
“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk. “B” – Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.
“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
“NR” – Is assigned to unrated obligations, obligation and/or program. The following summarizes long-term ratings used by Fitch:
“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
“BB” – Securities considered to be speculative. “BB” ratings indicates an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present “CCC” – A “CCC” rating indicates that substantial credit risk is present.
“CC” – A “CC” rating indicates very high levels of credit risk.

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“C” – A “C” rating indicates exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.
“NR” – Is assigned to an unrated issue of a rated issuer.
The Morningstar DBRS long-term obligation ratings provide Morningstar DBRS’ opinion on the risk that investors may not be repaid in accordance with the terms under which the long-term obligation was issued. The obligations rated in this category typically have a term of one year or longer. All rating categories from AA to CCC contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by Morningstar DBRS for long-term debt:
“AAA” – Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.
“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.
“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.
“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.
“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.
“D” – A downgrade to “D” may occur when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods. Morningstar DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.
Municipal Note Ratings
An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:
•	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

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Municipal Short-Term Note rating symbols are as follows:
“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.
“D” – This rating is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.
Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.
For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.
Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.
MIG Scale
“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
“NR” – Is assigned to an unrated obligation, obligation and/or program.
In the case of variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.
Moody’s typically assigns the VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.
“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.
“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.
“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

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“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections.
“NR” – Is assigned to an unrated obligation, obligation and/or program.
About Credit Ratings
An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.
Fitch’s credit ratings are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer Default Ratings (IDRs) are assigned to corporations, sovereign entities, financial institutions such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue-level ratings are also assigned and often include an expectation of recovery, which may be notched above or below the issuer-level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation).
Morningstar DBRS offers independent, transparent, and innovative credit analysis to the market. Credit ratings are forward-looking opinions about credit risk that reflect the creditworthiness of an issuer, rated entity, security and/or obligation based on Morningstar DBRS’ quantitative and qualitative analysis in accordance with applicable methodologies and criteria. They are meant to provide opinions on relative measures of risk and are not based on expectations of, or meant to predict, any specific default probability. Credit ratings are not statements of fact. Morningstar DBRS issues credit ratings using one or more categories, such as public, private, provisional, final(ized), solicited, or unsolicited. From time to time, credit ratings may also be subject to trends, placed under review, or discontinued. Morningstar DBRS credit ratings are determined by credit rating committees.

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THE GLENMEDE FUND, INC.

PART C. OTHER INFORMATION

Item 28.   Exhibits

(a)	(1)	Articles of Amendment and Restatement, dated October 12, 1988, are incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the Securities and Exchange Commission (“SEC”) on December 29, 1995 (“Post-Effective Amendment No. 17”).

	(2)	Articles Supplementary, dated August 16, 1989, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17.

	(3)	Articles Supplementary, dated February 28, 1991, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 17.

	(4)	Articles Supplementary, dated March 3, 1992, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 17.

	(5)	Articles Supplementary, dated June 2, 1992, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 17.

	(6)	Articles Supplementary, dated September 30, 1994, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 17.

	(7)	Articles Supplementary, dated December 30, 1994, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 17.

	(8)	Articles of Amendment, dated February 26, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(h) of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on June 6, 1997 (“Post-Effective Amendment No. 21”).

	(9)	Articles Supplementary, dated September 22, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on October 31, 1997 (“Post-Effective Amendment No. 24”).

	(10)	Articles of Amendment, dated September 22, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24.

	(11)	Articles of Amendment, dated September 22, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(k) of Post-Effective Amendment No. 24.

	(12)	Articles Supplementary, dated September 25, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(l) of Post-Effective Amendment No. 24.

	(13)	Articles of Amendment, dated December 22, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(m) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on March 2, 1998 (“Post-Effective Amendment No. 26”).

	(14)	Articles Supplementary, dated December 22, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(n) of Post-Effective Amendment No. 26.

	(15)	Articles of Amendment, dated August 18, 1998, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (15) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 23, 1998 (“Post-Effective Amendment No. 27”).

(16)	Articles Supplementary, dated October 11, 1999, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (16) of Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on October 15, 1999 (“Post-Effective Amendment No. 29”).

(17)	Articles Supplementary, dated December 13, 1999, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (17) of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 15, 1999 (“Post-Effective Amendment No. 30”).

(18)	Articles of Amendment, dated February 1, 2000, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (18) of Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2000 (“Post-Effective Amendment No. 31”).

(19)	Articles Supplementary, dated September 25, 2001, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (19) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on November 29, 2001 (“Post-Effective Amendment No. 33”).

(20)	Articles Supplementary dated, March 18, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (20) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2003 (“Post-Effective Amendment No. 35”).

(21)	Articles of Amendment, dated March 18, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (21) of Post-Effective Amendment No. 35.

(22)	Articles Supplementary, dated July 30, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (22) of Post-Effective Amendment No. 35.

(23)	Articles Supplementary, dated December 10, 2003, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (23) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 12, 2003 (“Post-Effective Amendment No. 36”).

(24)	Articles Supplementary, dated December 8, 2004, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (24) of Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 25, 2005 (“Post-Effective Amendment No. 39”).

(25)	Articles Supplementary, dated February 7, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (25) of Post-Effective Amendment No. 39.

(26)	Articles of Amendment, dated February 7, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (26) of Post-Effective Amendment No. 39.

(27)	Articles of Amendment, dated June 14, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (27) of Post-Effective Amendment No. 40 of the Registrant’s Registration Statement on Form N-1A (Nos.33-22884/811-5577) filed with the SEC on December 15, 2005 (“Post-Effective Amendment No. 40”).

(28)	Articles Supplementary, dated June 15, 2006, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (28) of Post-Effective Amendment No. 42 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on June 29, 2006 (“Post-Effective Amendment No. 42”).

(29)	Articles Supplementary, dated September 11, 2006, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (29) of Post-Effective Amendment No. 43 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on September 28, 2006 (“Post-Effective Amendment No. 43”).

(30)	Articles Supplementary, dated January 12, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (30) of Post-Effective Amendment No. 44 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 23, 2007 (“Post-Effective Amendment No. 44”).

(31)	Articles Supplementary, dated July 24, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (31) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2008 (“Post-Effective Amendment No. 45”).

(32)	Articles of Amendment, dated September 17, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (32) of Post-Effective Amendment No. 45.

(33)	Articles Supplementary, dated December 28, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (33) of Post-Effective Amendment No. 45.

(34)	Articles Supplementary, dated March 3, 2008 to the Articles of Incorporation are incorporated herein by reference to Exhibit (a) (34) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2009 (“Post-Effective Amendment No. 46”).

(35)	Articles Supplementary, dated April 14, 2010, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a) (35) of Post-Effective Amendment No. 50 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on June 30, 2010 (“Post-Effective Amendment No. 50”).

(36)	Articles Supplementary, dated December 15, 2010, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a) (36) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 52 filed with the SEC on December 29, 2010 (“Post-Effective Amendment No. 52”).

(37)	Articles Supplementary, dated June 3, 2011, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (37) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 55 filed with the SEC on February 24, 2012 (“Post-Effective Amendment No. 55”).

(38)	Articles Supplementary, dated June 27, 2012, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (38) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 58 filed with the SEC on September 28, 2012 (“Post-Effective Amendment No. 58”).

(39)	Articles Supplementary, dated June 5, 2013, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (39) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 62 filed with the SEC on February 28, 2014 (“Post-Effective Amendment No. 62”).

(40)	Articles of Amendment, dated February 12, 2014, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (40) of Post-Effective Amendment No. 62.

(41)	Articles Supplementary, dated June 12, 2014, to Articles of Incorporation, are incorporated herein by reference to Exhibit (a) (41) of Post-Effective Amendment No. 64 filed with the SEC on July 18, 2014 (“Post-Effective Amendment No. 64”).

(42)	Articles Supplementary, dated August 7, 2014, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (42) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 65 filed with the SEC on September 30, 2014 (“Post-Effective Amendment No. 65”).

(43)	Articles Supplementary, dated September 17, 2014, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (43) of Post-Effective Amendment No. 65.

(44)	Articles Supplementary, dated April 21, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (44) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 75 filed with the SEC on May 1, 2015 (“Post-Effective Amendment No. 75”).

(45)	Articles of Amendment, dated April 21, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (45) of Post-Effective Amendment No. 75.

(46)	Articles Supplementary, dated June 11, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (46) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 76 filed with the SEC on June 25, 2015 (“Post-Effective Amendment No. 76”).

(47)	Articles Supplementary, dated September 10, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (47) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 78 filed with the SEC on October 8, 2015 (“Post-Effective Amendment No. 78”).

(48)	Articles Supplementary, dated December 23, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (48) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 79 filed with the SEC on December 22, 2015 (“Post-Effective Amendment No. 79”).

(49)	Articles Supplementary, dated March 28, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (49) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 83 filed with the SEC on April 15, 2016 (“Post-Effective Amendment No. 83”).

(50)	Articles Supplementary, dated June 16, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (50) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 86 filed with the SEC on July 14, 2016 (“Post-Effective Amendment No. 86”).

(51)	Articles of Amendment, dated June 16, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (51) of Post-Effective Amendment No. 86.

(52)	Articles Supplementary, dated September 20, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (52) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 89 filed with the SEC on October 7, 2016 (“Post-Effective Amendment No. 89”).

(53)	Articles Supplementary, dated December 15, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (53) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 90 filed with the SEC on December 21, 2016 (“Post-Effective Amendment No. 90”).

(54)	Articles of Amendment, dated February 28 2017, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (54) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 95 filed with the SEC on May 5, 2017 (“Post-Effective Amendment No. 95”).

(55)	Articles Supplementary, dated June 15, 2017, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (55) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 97 filed with the SEC on August 30, 2017 (“Post-Effective Amendment No. 97”).

(56)	Articles Supplementary, dated December 14, 2017, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (56) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 100 filed with the SEC on February 28, 2018 (“Post-Effective Amendment No. 100”).

(57)	Articles of Amendment, dated December 14, 2017, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (57) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 102 filed with the SEC on October 5, 2018 (“Post-Effective Amendment No. 102”).

(58)	Article Supplementary, dated September 18, 2018, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (58) of Post-Effective Amendment No. 102.

(59)	Articles of Amendment, dated December 13, 2018, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (59) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 105 filed with the SEC on February 14, 2019 (“Post-Effective Amendment No. 105”).

(60)	Articles Supplementary, dated December 13, 2018, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (60) of Post-Effective Amendment No. 105.

(61)	Articles of Amendment, dated March 10, 2020, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (61) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A ((Nos. 33-22884/811-05577) No. 111 filed with the SEC on February 26, 2021 (“Post-Effective Amendment No. 111”).

(62)	Articles Supplementary, dated September 10, 2020, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (62) of Post-Effective Amendment No. 111.

(63)	Articles Supplementary, dated October 13, 2021, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (63) of Post-Effective Amendment No. 112.

(64)	Articles of Amendment dated March 9, 2022, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (64) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 113 filed with the SEC on December 28, 2022 (“Post-Effective Amendment No. 113”).

(65)	Articles Supplementary, dated April 7, 2023, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (65) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 116 filed with the SEC on June 26, 2023 (“Post-Effective Amendment No. 116”) .

(66)	Articles of Amendment, dated June 21, 2023, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (66) of Post-Effective Amendment No. 116.

(67)	Articles Supplementary dated September 13, 2024 to the Articles of Incorporation are incorporated herein by reference to Exhibit (a) (67) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 0001133228-24-009300) No. 119 filed with the SEC on October 4, 2024 (“Post-Effective Amendment No. 119)”.

(68)	Articles of Amendment dated September 13, 2024 to the Articles of Incorporation are incorporated herein by reference to Exhibit (a) (68) of Post-Effective Amendment No. 119.

(69)	Articles of Amendment dated December 4, 2024 to the Articles of Incorporation are incorporated herein by reference to Exhibit (a) (69) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Accession No. 0001133228-25-001601) No. 121 filed with the SEC on February 27, 2028 (“Post-Effective Amendment No. 121”).

(70)	Articles of Amendment, dated March 5, 2025 to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(70) of Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0001133228-25-009189) filed with the SEC on May 5, 2025 (“Post-Effective Amendment No. 123”).

(71)	Articles Supplementary, dated March 5, 2025, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(71) of Post-Effective Amendment No. 123.

(72)	Articles of Amendment, dated August 26, 2025, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(72) of Post-Effective Amendment No. 125 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on August 29, 2025 (“Post-Effective Amendment No. 125”).

(73)	Articles Supplementary, dated August 26, 2025, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(73) of Post-Effective Amendment No. 125.

(74)	Articles of Amendment, dated October 31, 2025, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(74) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N—1A (Accession No. 0001133228-25-011694) filed with the SEC on November 4, 2025 (“Post-Effective Amendment No. 127”).

(75)	Articles Supplementary, dated October 31, 2025, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(75) of Post-Effective Amendment No. 127.

	(76)	Form of Articles of Amendment to the Articles of Incorporation are filed herewith.

	(77)	Form of Articles of Supplementary to the Articles of Incorporation are filed herewith.

(b)	(1)	By-Laws of Registrant as amended on March 9, 2022, are incorporated herein by reference to Exhibit (b) (1) of Post-Effective Amendment No. 113.

(c)	(1)	See: Article Fifth, Articles of Amendment and Restatement, dated October 12, 1988, which are incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 17; Articles Supplementary, dated August 16, 1989, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17; Articles Supplementary, dated February 28, 1991, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 17; Articles Supplementary dated March 3, 1992 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 17; Articles Supplementary dated June 2, 1992 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 17; Articles Supplementary, dated September 30, 1994, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 17; Articles Supplementary, dated December 30, 1994, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 17; Articles Supplementary, dated September 22, 1997, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24; Articles Supplementary, dated September 25, 1997, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(l) of Post-Effective Amendment No. 24; Articles Supplementary, dated December 22, 1997, to Articles of Incorporation which are incorporated herein by reference as Exhibit 1(n) of Post-Effective Amendment No. 26; Articles Supplementary, dated October 11, 1999, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (16) of Post-Effective Amendment No. 29; Articles Supplementary, dated December 13, 1999, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (17) of Post-Effective Amendment No. 30; Articles Supplementary, dated September 25, 2001, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (19) of Post-Effective Amendment No. 33; Articles Supplementary, dated March 18, 2002, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (20) of Post-Effective Amendment No. 35; Articles Supplementary, dated July 30, 2002, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (22) of Post-Effective Amendment No. 35; Articles Supplementary, dated December 10, 2003, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (23) of Post-Effective Amendment No. 36; Articles Supplementary, dated December 8, 2004, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (24) of Post-Effective Amendment No. 39; Articles Supplementary, dated February 7, 2005, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (25) of Post-Effective Amendment No. 39; Articles Supplementary, dated June 15, 2006, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (28) of Post-Effective Amendment No. 42; Articles Supplementary, dated September 11, 2006, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (29) of Post-Effective Amendment No. 43; Articles Supplementary, dated January 12, 2007 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (30) of Post-Effective Amendment No. 44; Articles Supplementary, dated July 24, 2007, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (31) of Post-Effective Amendment No. 45; Articles of Amendment, dated September 17, 2007, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (32) of Post-Effective Amendment No. 45; Articles Supplementary, dated December 28, 2007 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (33) to Post-Effective Amendment No. 45; Articles Supplementary, dated March 3, 2008 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (34) to Post-Effective Amendment No. 46; Articles Supplementary, dated April 14, 2010, which are incorporated herein by reference to Exhibit (a) (35) to Post-Effective Amendment No. 50; Articles Supplementary, dated December 15, 2010, which are incorporated by reference to Exhibit (a) (36) to Post-Effective Amendment No. 52; Articles Supplementary to Articles of Incorporation, dated June 3, 2011, which are incorporated by reference to Exhibit(a) (37) to Post-Effective Amendment No. 55; Articles Supplementary to Articles of Incorporation, dated June 27, 2012, which are incorporated by reference to Exhibit (a) (38) to Post-Effective Amendment No. 58; Articles Supplementary to Articles of Incorporation, dated June 5, 2013, which are incorporated by reference to Exhibit (a) (39) to Post-Effective Amendment No. 62; Articles Supplementary to Articles of Incorporation, dated June 12, 2014, which are incorporated by reference to Exhibit (a) (41) to Post-Effective Amendment No. 64; Articles Supplementary to

Articles of Incorporation, dated August 7, 2014, which are incorporated by reference to Exhibit (a) (42) to Post-Effective Amendment No. 65; Articles Supplementary to Articles of Incorporation, dated September 17, 2014, which are incorporated by reference to Exhibit (a) (43) to Post-Effective Amendment No. 65; Articles Supplementary to Articles of Incorporation, dated April 21, 2015, which are incorporated by reference to Exhibit (a) (44) of Post-Effective Amendment No. 75; Articles Supplementary to Articles of Incorporation, dated June 11, 2015, which are incorporated by reference to Exhibit (a) (46) of Post-Effective Amendment No. 76; Articles Supplementary to Articles of Incorporation, dated September 10, 2015, which are incorporated by reference to Exhibit (a) (47) of Post-Effective Amendment No. 78; Articles Supplementary to Articles of Incorporation, dated December 23, 2015, which are incorporated by reference to Exhibit (a) (48) of Post-Effective Amendment No. 79; Articles Supplementary to Articles of Incorporation, dated March 28, 2016, which are incorporated by reference to Exhibit (a) (49) of Post-Effective Amendment No. 83; Articles Supplementary to Articles of Incorporation, dated June 16, 2016, which are incorporated herein by reference to Exhibit (a) (50) of Post-Effective Amendment No. 86; Articles Supplementary to Articles of Incorporation, dated September 20, 2016, which are incorporated herein by reference to Exhibit (a) (52) of Post-Effective Amendment No. 89; Articles Supplementary to Articles of Incorporation, dated December 15, 2016, which are incorporated herein by reference to Exhibit (a) (53) of Post-Effective Amendment No. 90; Articles Supplementary to Articles of Incorporation, dated June 15, 2017, which are incorporated herein by reference to Exhibit (a) (55) of Post-Effective Amendment No. 97; Articles Supplementary to Articles of Incorporation, dated December 14, 2017, which are incorporated herein by reference to Exhibit (a) (56) of Post-Effective Amendment No. 100; Articles Supplementary to Articles of Incorporation, dated September 18, 2018, which are incorporated herein by reference to Exhibit (a) (58) of Post-Effective Amendment No. 102; Articles Supplementary to Articles of Incorporation, dated December 13, 2018, which are incorporated herein by reference to Exhibit (a) (60) of Post-Effective Amendment No. 105; and Sections (7) and (11) of Article II, Article VII and Section (3) of Article VIII of Registrant’s By-Laws which are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 17.

(d)	(1)	Investment Advisory Agreement between Registrant and The Glenmede Trust Company, dated October 25, 1988, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 17.

	(2)	Amendment No. 1, dated September 13, 1994, to Investment Advisory Agreement between Registrant and The Glenmede Trust Company is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 17.

	(3)	Investment Advisory Agreement between the Registrant and The Glenmede Trust Company relating to the Small Cap Equity Portfolio (formerly, the Small Capitalization Equity Portfolio), dated January 1, 1998, is incorporated herein by reference to Exhibit (d) (10) of Post-Effective Amendment No. 27.

	(4)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Investment Advisory Agreement between Registrant and The Glenmede Trust Company relating to the Government Cash, Tax-Exempt Cash, Core Fixed Income, Strategic Equity, International and Large Cap Value Portfolios is incorporated herein by reference to Exhibit (d) (10) of Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2001 (“Post-Effective Amendment No. 32”).

	(5)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Investment Advisory Agreement between Registrant and The Glenmede Trust Company relating to the Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (d) (12) of Post-Effective Amendment No. 32.

	(6)	Investment Advisory Agreement, dated as of February 27, 2004, between Registrant and Glenmede Advisers, Inc. relating to Large Cap 100 Portfolio is incorporated herein by reference to Exhibit (d) (19) of Post-Effective Amendment No. 39.

	(7)	Investment Advisory Agreement, dated as of February 27, 2004, between Registrant and Glenmede Advisers, Inc. relating to Large Cap Growth Portfolio is incorporated herein by reference to Exhibit (d) (20) of Post-Effective Amendment No. 39.

(8)	Amendment No. 2 to Investment Advisory Agreement, dated as of August 1, 2005, between Registrant and Glenmede Advisers, Inc. relating to Core Fixed Income Portfolio, International Portfolio, Large Cap Value Portfolio and Strategic Equity Portfolio is incorporated herein by reference to Exhibit (d) (21) of Post-Effective Amendment No. 40.

(9)	Investment Advisory Agreement, dated September 26, 2006, between Registrant and Glenmede Advisers, Inc. relating to Total Market Long/Short Portfolio is incorporated herein by reference to Exhibit (d) (25) of Post-Effective Amendment No. 43.

(10)	Investment Advisory Agreement, dated September 26, 2006, between Registrant and Glenmede Advisers, Inc. relating to Absolute Return Portfolio is incorporated herein by reference to Exhibit (d) (24) of Post-Effective Amendment No. 43.

(11)	Amendment to Investment Advisory Agreements, dated as of January 1, 2007, among the Registrant, Glenmede Advisers, Inc., and Glenmede Investment Management LP, relating to the Government Cash, Tax-Exempt Cash, Core Fixed Income (formerly, Intermediate Government), Strategic Equity (formerly, Equity), International, Large Cap Value (formerly, Model Equity), U.S. Emerging Growth (formerly, Small Capitalization Growth), Small Cap Equity (formerly, Small Capitalization Equity), Large Cap Growth, Large Cap 100, Absolute Return and Total Market Long/Short Portfolios is incorporated herein by reference to Exhibit (d) (28) of Post-Effective Amendment No. 44.

(12)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to Secured Options Portfolio is incorporated herein by reference to Exhibit (d) (32) of Post-Effective Amendment No. 50.

(13)	Investment Advisory Agreement, dated September 28, 2012, between Registrant and Glenmede Investment Management LP, relating to the International Secured Options Portfolio is incorporated by reference to Exhibit (d) (43) of Post-Effective Amendment No. 58.

(14)	Investment Advisory Agreement, dated December 22, 2015, between Registrant and Glenmede Investment Management LP, relating to the Women in Leadership U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d) (67) of Post-Effective Amendment No. 79.

(15)	Investment Advisory Agreement, dated December 22, 2015, between Registrant and Glenmede Investment Management LP, relating to the Environmental Accountability Portfolio (formerly, Responsible ESG U.S. Equity Portfolio) is incorporated herein by reference to Exhibit (d) (68) of Post-Effective Amendment No. 79.

(16)	Investment Advisory Agreement, dated June 29, 2016, between Registrant and Glenmede Investment Management LP, relating to the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (d) (81) of Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on June 29, 2016 (“Post-Effective Amendment No. 84”).

(17)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to the Equity Income Portfolio is incorporated herein by reference to Exhibit (d) (83) of Post-Effective Amendment No. 90.

(18)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to the Disciplined U.S. Value Equity Portfolio (formerly, Quantitative U.S. Large Cap Value Equity Portfolio) is incorporated herein by reference to Exhibit (d) (92) of Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) filed with the SEC on November 13, 2017 (“Post-Effective Amendment No. 98”).

(19)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to the Disciplined U.S. Small Cap Equity Portfolio (formerly, Quantitative U.S. Small Cap Equity Portfolio) is incorporated herein by reference to Exhibit (d) (93) of Post-Effective Amendment No. 98.

(20)	Advisory Fee Reduction Commitment, dated May 5, 2025, for the Disciplined International Equity Portfolio is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 123.

	(21)	Contractual Fee Waiver Agreement, dated February 6, 2025 between Registrant and Glenmede Investment Management LP, relating to the Long/Short Equity Portfolio and Total Market Plus Equity Portfolio incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 121.

	(22)	Contractual Fee Waiver Agreement, dated February 6, 2025 between Registrant and Glenmede Investment Management LP, relating to the Equity Income Portfolio is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 121.

	(23)	Contractual Fee Waiver Agreement, dated October 4, 2024 between Registrant and Glenmede Investment Management LP, relating to the Environmental Accountability Portfolio is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 119.

	(24)	Contractual Fee Waiver Agreement, dated February 6, 2025 between Registrant and Glenmede Investment Management LP, relating to the Women in Leadership U.S. Equity Portfolio incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 121.

	(25)	Contractual Fee Waiver Agreement, dated May 5, 2025, between Registrant and Glenmede Investment Management LP, relating to the Disciplined International Equity Portfolio is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 123.

	(26)	Contractual Fee Waiver Agreement, dated May 5, 2025, between Registrant and Glenmede Investment Management LP, relating to the Global Secured Options Portfolio is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 123.

	(27)	Contractual Fee Waiver Agreement, dated February 6, 2025 between Registrant and Glenmede Investment Management LP, relating to the Disciplined U.S. Value Equity Portfolio is incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 121.

	(28)	Contractual Fee Waiver Agreement, dated May 5, 2025, between Registrant and Glenmede Investment Management LP, relating to the Disciplined U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 123.

	(29)	Contractual Fee Waiver Agreement, dated September 2, 2025, between Registrant and Glenmede Investment Management LP, relating to the SMID Core Equity Portfolio (formerly, Women in Leadership U.S. Equity Portfolio) is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 125.

	(30)	Contractual Fee Waiver Agreement dated November 4, 2025, between Registrant and Glenmede Investment Management LP relating to the Energy Resilience Portfolio (formerly, Environmental Accountability Portfolio) is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 127.

	(31)	Form of Advisory Fee Reduction Commitment relating to Total Market Plus Equity Portfolio is filed herewith.

	(32)	Form of Contractual Fee Waiver Agreement relating to Total Market Plus Equity Portfolio is filed herewith.

(e)	(1)	Distribution Agreement, dated March 31, 2020, by and between the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP is incorporated herein by reference to Exhibit (e) (1) of Post-Effective Amendment No. 111.

	(2)	Distribution Agreement, dated September 30, 2021, by and between the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP is incorporated herein by reference to Exhibit (e) (2) of Post-Effective Amendment No. 112.

	(3)	First Amendment to the Distribution Agreement, dated June 21, 2022, by and between the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP, is incorporated herein by reference to Exhibit (e) (3) of Post-Effective Amendment No. 115.

	(4)	Second Amendment to the Distribution Agreement, dated June 28, 2023, by and between the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP is incorporated herein by reference to Exhibit (e) (4) of Post-Effective Amendment No. 116.

(f)	Not Applicable.

(g)	(1)	Custody Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g) (2) of Post-Effective Amendment No. 33.

	(2)	Delegation Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g) (3) of Post-Effective Amendment No. 33.

	(3)	Amendment to Custody Agreement, effective March 28, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g) (5) of Post-Effective Amendment No. 36.

	(4)	First Amendment to Custody Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g) (5) of Post-Effective Amendment No. 37 to registrant’s Registration Statement on Form N1-A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2004 (“Post-Effective Amendment No. 37”).

	(5)	Second Amendment to Custody Agreement, dated September 19, 2006, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g) (5) of Post-Effective Amendment No. 43.

	(6)	Transfer Agency Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g) (4) of Post-Effective Amendment No. 33.

	(7)	First Amendment to Transfer Agency Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g) (6) of Post-Effective Amendment No. 37.

	(8)	Second Amendment to Transfer Agency Agreement, dated September 19, 2006, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g) (8) of Post-Effective Amendment No. 43.

	(9)	Third Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (g) (9) of Post-Effective Amendment No. 50.

	(10)	Third Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (g) (10) of Post-Effective Amendment No. 50.

	(11)	Fifth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (g) (13) of Post-Effective Amendment No. 58.

	(12)	Fifth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding International Secured Options Portfolio, is incorporated herein by reference to Exhibit (g) (14) of Post-Effective Amendment No. 58.

	(13)	Sixth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g) (15) of Post-Effective Amendment No. 62.

	(14)	Seventh Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Women in Leadership U.S. Equity Portfolio, Environmental Accountability Portfolio (formerly, Responsible ESG U.S. Equity Portfolio) and High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (g) (18) of Post-Effective Amendment No. 79.

	(15)	Eighth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Women in Leadership U.S. Equity Portfolio, Environmental Accountability Portfolio (formerly, Responsible ESG U.S. Equity Portfolio) and High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (g) (19) of Post-Effective Amendment No. 79.

	(16)	Eighth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (g) (20) of Post-Effective Amendment No. 84.

	(17)	Ninth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (g) (21) of Post-Effective Amendment No. 84.

	(18)	Ninth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (g) (22) of Post-Effective Amendment No. 90.

	(19)	Tenth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (g) (23) of Post-Effective Amendment No. 90.

	(20)	Tenth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Disciplined U.S. Value Equity Portfolio (formerly, Quantitative U.S. Large Cap Value Equity Portfolio) and Disciplined U.S. Small Cap Equity Portfolio (formerly, Quantitative U.S. Small Cap Equity Portfolio) is incorporated herein by reference to Exhibit (g) (24) of Post-Effective Amendment No. 98.

	(21)	Eleventh Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Disciplined U.S. Value Equity Portfolio (formerly, Quantitative U.S. Large Cap Value Equity Portfolio) and Disciplined U.S. Small Cap Equity Portfolio (formerly, Quantitative U.S. Small Cap Equity Portfolio) is incorporated herein by reference to Exhibit (g) (25) of Post-Effective Amendment No. 98.

(h)	(1)	Administration Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h) (4) of Post-Effective Amendment No. 33.

	(2)	First Amendment to Administration Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h) (3) of Post-Effective Amendment No. 37.

	(3)	Second Amendment to Administration Agreement, dated September 26, 2006, between Registrant and Investors Bank & Trust Company, is incorporated herein by reference to Exhibit (h) (3) of Post-Effective Amendment No. 43.

	(4)	Amended and Restated Shareholder Servicing Plan and related Agreement, dated September 26, 2006, between the Registrant and The Glenmede Trust Company N.A. is incorporated herein by reference to Exhibit (h) (4) of Post-Effective Amendment No. 43.

	(5)	Securities Lending Agency Agreement, dated September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h) (5) of Post-Effective Amendment No. 43.

	(6)	Amendment No. 1 to Securities Lending Agency Agreement, dated as of February 28, 2004, between Registrant and Investors Bank & Trust Company, is incorporated herein by reference to Exhibit (h) (6) of Post-Effective Amendment No. 43.

	(7)	Amendment No. 2 to Securities Lending Agency Agreement, dated as of September 19, 2006, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h) (7) of Post-Effective Amendment No. 43.

(8)	Securities Lending Authorization Agreement, dated as of September 1, 2007, between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h) (8) of Post-Effective Amendment No. 45.

(9)	Termination and Renewal Agreement, dated as of August 1, 2007, between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h) (9) of Post-Effective Amendment No. 45.

(10)	First Amendment to Securities Lending Authorization Agreement, dated as of October 15, 2009, between Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (h) (10) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) filed with the SEC on December 17, 2009 (“Post-Effective Amendment No. 47”).

(11)	Securities Lending and Services Agreement, dated as of October 15, 2009, between the Registrant, on behalf of its Long/Short Portfolio and Total Market Portfolio and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h) (11) of Post-Effective Amendment No. 47.

(12)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h) (12) of Post-Effective Amendment No. 50.

(13)	Third Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (h) (13) of Post-Effective Amendment No. 50.

(14)	Second Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (h) (14) of Post-Effective Amendment No. 50.

(15)	Purchasing Fund Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h) (18) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 53. filed with the SEC on February 25, 2011.

(16)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h) (19) of Post-Effective Amendment No. 58.

(17)	Fifth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (h) (20) of Post-Effective Amendment No. 58.

(18)	Fourth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (h) (21) of Post-Effective Amendment No. 58.

(19)	Seventh Amendment to the Administration Agreement, dated July 14, 2015, between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h) (25) of Post-Effective Amendment No. 78.

(20)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h) (27) of Post-Effective Amendment No. 79.

(21)	Eighth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Women in Leadership U.S. Equity Portfolio, Environmental Accountability Portfolio (formerly, Responsible ESG U.S. Equity Portfolio) and High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (h) (28) of Post-Effective Amendment No. 79.

(22)	Sixth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Women in Leadership U.S. Equity Portfolio and Environmental Accountability Portfolio (formerly, Responsible ESG U.S. Equity Portfolio), is incorporated herein by reference to Exhibit (h) (29) of Post-Effective Amendment No. 79.

(23)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h) (30) of Post-Effective Amendment No. 84.

(24)	Ninth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (h) (31) of Post-Effective Amendment No. 84.

(25)	Seventh Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h) (32) of Post-Effective Amendment No. 89.

(26)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h) (33) of Post-Effective Amendment No. 90.

(27)	Tenth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (h) (34) of Post-Effective Amendment No. 90.

(28)	Eighth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (h) (35) of Post-Effective Amendment No. 90.

(29)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h) (36) of Post-Effective Amendment No. 98.

(30)	Eleventh Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Quantitative U.S. Large Cap Value Equity Portfolio and Disciplined U.S. Small Cap Equity Portfolio (formerly, Quantitative U.S. Small Cap Equity Portfolio) is incorporated herein by reference to Exhibit (h) (37) of Post-Effective Amendment No. 98.

(31)	Ninth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h) (38) of Post-Effective Amendment No. 97.

(32)	Tenth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Disciplined U.S. Value Equity Portfolio (formerly, Quantitative U.S. Large Cap Value Equity Portfolio) and Disciplined U.S. Small Cap Equity Portfolio (formerly, Quantitative U.S. Small Cap Equity Portfolio) is incorporated herein by reference to Exhibit (h) (39) of Post-Effective Amendment No. 98.

(33)	Second Amendment to Securities Lending and Services Agreement, dated as of December 20, 2017, between the Registrant, on behalf of its Long/Short Equity Portfolio (formerly, Quantitative U.S. Long/Short Equity Portfolio), Total Market Plus Equity Portfolio (formerly, Quantitative U.S. Total Market Equity Portfolio) and Alternative Risk Premia Portfolio, and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h) (42) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 107 filed with the SEC on February 28, 2019.

(34)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h) (34) of Post-Effective Amendment No. 111.

(35)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h) (35) of Post-Effective Amendment No. 112.

	(36)	Fund of Funds Investment Agreement dated January 19, 2022 between the Registrant, SPDR S&P 500 ETF Trust and SPDR Down Jones Industrial Average ETF Trust is incorporated herein by reference to Exhibit (h) (36) of Post-Effective Amendment No. 112.

	(37)	Fund of Funds Investment Agreement dated January 19, 2022 between the Registrant, SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust is incorporated herein by reference to Exhibit (h) (37) of Post-Effective Amendment No. 112.

	(38)	Fund of Funds Investment Agreement dated January 19, 2022 between the Registrant and The Select Sector SPDR Trust is incorporated herein by reference to Exhibit (h) (38) of Post-Effective Amendment No. 112.

	(39)	Fund of Funds Investment Agreement dated January 19, 2022 between the Registrant, Vanguard Index Funds, Vanguard International Equity Index Funds, Vanguard Malvern Funds, Vanguard Scottsdale Funds, Vanguard Specialized Funds and Vanguard STAR Funds is incorporated herein by reference to exhibit (h) (39) of Post-Effective Amendment No. 112.

	(40)	Fund of Funds Investment Agreement dated January 19, 2022 between the Registrant, BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and iShares U.S. ETF Trust is incorporated herein by reference to exhibit (h) (40) of Post-Effective Amendment No. 112.

	(41)	Amended and Restated Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h) (41) of Post-Effective Amendment No. 113.

	(42)	Fund of Funds Investment Agreement dated January 19, 2022 between the Registrant, on behalf of the Glenmede Secured Options Portfolio and First Trust Alternative Opportunities Fund is incorporated herein by reference to Exhibit (h) (42) of Post-Effective Amendment No. 113.

	(43)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(36) of Post-Effective Amendment No. 123.

	(44)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(37) of Post-Effective Amendment No. 125.

	(45)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(38) of Post-Effective Amendment No. 127.

	(46)	Form of Amended and Restated Amended Shareholder Servicing Plan and related Agreement is filed herewith.

(i)	(1)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on December 30, 1997 (“Post-Effective Amendment No. 25”).

	(2)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i) (2) of Post-Effective Amendment No. 29.

	(3)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i) (4) of Post-Effective Amendment No. 36.

	(4)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i) (4) of Post-Effective Amendment No. 42.

	(5)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i) (5) of Post-Effective Amendment No. 50.

	(6)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i) (6) of Post-Effective Amendment No. 52.

	(7)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i) (7) of Post-Effective Amendment No. 58.

	(8)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i) (8) of Post-Effective Amendment No. 65.

	(9)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i) (9) of Post-Effective Amendment No. 76.

	(10)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i) (10) of Post-Effective Amendment No. 79.

	(11)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i) (11) of Post-Effective Amendment No. 84.

	(12)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i) (12) of Post-Effective Amendment No. 86.

	(13)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i) (13) of Post-Effective Amendment No. 90.

	(14)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i) (14) of Post-Effective Amendment No. 98.

	(15)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i) (15) of Post-Effective Amendment No. 102.

	(16)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i) (16) of Post-Effective Amendment No. 105.

	(17)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i) (17) of Post-Effective Amendment No. 116.

	(18)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(18) of Post-Effective Amendment No. 123.

	(19)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(19) of Post-Effective Amendment No. 125.

	(20)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(20) of Post-Effective Amendment No. 127.

	(21)	Opinion of Counsel to be added by subsequent amendment.

(j)	(1)	Consent of Faegre Drinker Biddle & Reath LLP is filed herewith.

	(2)	Consent of Cohen & Company, Ltd. to be added by subsequent amendment.

(k)	Not Applicable.

(l)	(1)	Purchase Agreement, dated February 27, 2004, between Registrant and The Glenmede Trust Company relating to the Large Cap 100 Portfolio and Large Cap Growth Portfolio is incorporated herein by reference to Exhibit (l) (2) of Post-Effective Amendment No. 39.

	(2)	Purchase Agreement, dated September 26, 2006, between Registrant and The Glenmede Trust Company, N.A. relating to the Absolute Return Portfolio and Total Market Long/Short Portfolio is incorporated herein by reference to Exhibit (l) (3) of Post-Effective Amendment No. 43.

	(3)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A. relating to the Secured Options Portfolio is incorporated herein by reference to Exhibit (l) (4) of Post-Effective Amendment No. 50.

	(4)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (l) (7) of Post-Effective Amendment No. 58.

	(5)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the Women in Leadership U.S. Equity Portfolio, is incorporated herein by reference to Exhibit (l) (9) of Post-Effective Amendment No. 79.

	(6)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the Environmental Accountability Portfolio (formerly, Responsible ESG U.S. Equity Portfolio), is incorporated herein by reference to Exhibit (l) (10) of Post-Effective Amendment No. 79.

	(7)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the Short Term Tax Aware Fixed Income Portfolio, is incorporated herein by reference to Exhibit (l) (12) of Post-Effective Amendment No. 84.

	(8)	Purchase Agreement between Registrant and The Glenmede Corporation, relating to the Equity Income Portfolio, is incorporated herein by reference to Exhibit (l) (13) of Post-Effective Amendment No. 90.

	(9)	Purchase Agreement between Registrant and The Glenmede Corporation, relating to the Disciplined U.S. Value Equity Portfolio (formerly, Quantitative U.S. Large Cap Value Equity Portfolio) is incorporated herein by reference to Exhibit (l) (14) of Post-Effective Amendment No. 98.

	(10)	Purchase Agreement between Registrant and The Glenmede Corporation, relating to the Disciplined U.S. Small Cap Equity Portfolio (formerly, Quantitative U.S. Small Cap Equity Portfolio) is incorporated herein by reference to Exhibit (l) (15) of Post-Effective Amendment No. 98.

(m)	Not Applicable.

(n)	(1)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System dated September 18, 2013 is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 62.

	(2)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding the Large Cap Core Portfolio and Large Cap Growth Portfolio, dated June 11, 2015, is incorporated herein by reference to Exhibit (n) (3) of Post-Effective Amendment No. 76.

	(3)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding the Secured Options Portfolio, dated June 16, 2016, is incorporated herein by reference to Exhibit (n) (4) of Post-effective Amendment No. 86.

	(4)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding the Long/Short Equity Portfolio (formerly, Quantitative U.S. Long/Short Equity Portfolio), dated December 14, 2018, is incorporated herein by reference to Exhibit (n) (5) of Post-effective Amendment No. 105.

	(5)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding Institutional Shares of the Disciplined International Equity Portfolio, Disciplined U.S. Small Cap Equity Portfolio and Global Secured Options Portfolio is incorporated herein by reference to Exhibit (n)(5) of Post-Effective Amendment No. 123.

	(6)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding Institutional Shares of the SMID Core Equity Portfolio (formerly, Women in Leadership U.S. Equity Portfolio) is incorporated herein by reference to Exhibit (n)(6) of Post-Effective Amendment No. 125.

	(7)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding Institutional Shares of the Energy Resilience Portfolio (formerly, Environmental Accountability Portfolio) is incorporated herein by reference to Exhibit (n)(7) of Post-Effective Amendment No. 127.

	(8)	Form of Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System is filed herewith.

(o)	Reserved.

(p)	(1)	Revised Code of Ethics of The Glenmede Fund, Inc. and The Glenmede Portfolios is incorporated herein by reference to Exhibit (p) (1) of Post-Effective Amendment No. 79.

	(2)	Amended Code of Ethics of Glenmede Investment Management LP is incorporated herein by reference to Exhibit (p) (2) of Post-Effective Amendment No. 62.

(q)	(1)	Powers of Attorney for H. Franklin Allen, William L. Cobb, Jr., Andrew Phillips, Mary Ann B. Wirts, Harry Wong, and Rebecca Duseau are incorporated herein by reference to Exhibit (q)(1) of Post-Effective Amendment No. 125.

 Item 29.   Persons Controlled by or Under Common Control with Registrant

Registrant is not controlled by or under common control with any person. Registrant is controlled by its Board of Directors.

Item 30.   Indemnification

Reference is made to Article Ten of the Registrant’s Amended and Restated Articles of Incorporation, incorporated herein by reference to Exhibit (a)(1). Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.   Business and Other Connections of Investment Advisor

Glenmede Investment Management LP

Reference is made to the caption of “Investment Advisor” in the Prospectuses in Part A of this Registration Statement and “Investment Advisory and Other Services” in Part B of this Registration Statement.

Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant’s affairs and, with respect to each such person, the name and business address of the Company (if any) with which such person has been connected at any time since October 31, 2022, as well as the capacity in which such person was connected.

Name and Position with Glenmede Investment Management LP	Business Address of other Company	Connection with other Company
Peter Zuleba, Managing Director and Chief Executive Officer	The Glenmede Trust Company, N.A.	Chief Executive Officer, President and Board Member
	Philadelphia Health Partnership	Chairperson
	Philadelphia Chamber of Commerce	Board Member
Raj Tewari, Managing Director and Chief Operating Officer	The Glenmede Trust Company, N.A.	Managing Director and Chief Operating Officer
John F. McCabe, Managing Director and General Counsel	The Glenmede Trust Company, N.A.	Managing Director and General Counsel
	Support Center for Child Advocates	Board Member

Item 32.   Principal Underwriters

(a) Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Abacus FCF ETF Trust
2.	Advisor Managed Portfolios
3.	Antares Private Credit Fund
4.	Capital Advisors Growth Fund, Series of Advisors Series Trust
5.	Chase Growth Fund, Series of Advisors Series Trust
6.	Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
7.	Edgar Lomax Value Fund, Series of Advisors Series Trust
8.	First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
9.	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
10.	Huber Large Cap Value Fund, Series of Advisors Series Trust
11.	Huber Mid Cap Value Fund, Series of Advisors Series Trust
12.	Huber Select Large Cap Value Fund, Series of Advisors Series Trust
13.	Huber Small Cap Value Fund, Series of Advisors Series Trust
14.	Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
15.	Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
16.	Medalist Partners Short Duration Fund, Series of Advisors Series Trust
17.	O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
18.	PIA BBB Bond Fund, Series of Advisors Series Trust
19.	PIA High Yield (MACS) Fund, Series of Advisors Series Trust
20.	PIA High Yield Fund, Series of Advisors Series Trust
21.	PIA MBS Bond Fund, Series of Advisors Series Trust
22.	PIA Short-Term Securities Fund, Series of Advisors Series Trust
23.	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
24.	Poplar Forest Partners Fund, Series of Advisors Series Trust
25.	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
26.	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
27.	Pzena International Value Fund, Series of Advisors Series Trust
28.	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
29.	Pzena Small Cap Value Fund, Series of Advisors Series Trust
30.	Reverb ETF, Series of Advisors Series Trust
31.	Scharf Fund, Series of Advisors Series Trust
32.	Scharf Global Opportunity Fund, Series of Advisors Series Trust

33.	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust

34.	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
35.	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
36.	VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
37.	The Aegis Funds
38.	Allied Asset Advisors Funds
39.	Angel Oak Funds Trust
40.	Angel Oak Strategic Credit Fund
41.	Brookfield Infrastructure Income Fund Inc.
42.	Brookfield Investment Funds
43.	Buffalo Funds
44.	DoubleLine Funds Trust
45.	EA Series Trust (f/k/a Alpha Architect ETF Trust)
46.	Ecofin Tax-Advantaged Social Impact Fund, Inc.
47.	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
48.	AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
49.	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
50.	AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
51.	AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
52.	AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
53.	AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
54.	AAM Transformers ETF, Series of ETF Series Solutions
55.	Acquirers Deep Value ETF, Series of ETF Series Solutions
56.	Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
57.	Aptus Defined Risk ETF, Series of ETF Series Solutions
58.	Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
59.	Aptus Enhanced Yield ETF, Series of ETF Series Solutions
60.	Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
61.	Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
62.	Aptus Large Cap Upside ETF, Series of ETF Series Solutions
63.	Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
64.	Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
65.	Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
66.	BTD Capital Fund, Series of ETF Series Solutions
67.	Carbon Strategy ETF, Series of ETF Series Solutions
68.	ClearShares OCIO ETF, Series of ETF Series Solutions
69.	ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
70.	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
71.	Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
72.	Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
73.	Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
74.	ETFB Green SRI REITs ETF, Series of ETF Series Solutions
75.	Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
76.	Hoya Capital Housing ETF, Series of ETF Series Solutions
77.	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
78.	LHA Market State Tactical Q ETF, Series of ETF Series Solutions
79.	LHA Risk-Managed Income ETF, Series of ETF Series Solutions
80.	McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
81.	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
82.	Opus Small Cap Value ETF, Series of ETF Series Solutions
83.	Range Cancer Therapeutics ETF, Series of ETF Series Solutions
84.	The Acquirers Fund, Series of ETF Series Solutions
85.	The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
86.	The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
87.	U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
88.	U.S. Global JETS ETF, Series of ETF Series Solutions
89.	U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions

90.	U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
91.	US Vegan Climate ETF, Series of ETF Series Solutions
92.	Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
93.	Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
94.	First American Funds Trust
95.	FundX Investment Trust
96.	The Glenmede Fund, Inc.
97.	The GoodHaven Funds Trust
98.	Harding, Loevner Funds, Inc.
99.	Hennessy Funds Trust
100.	Horizon Funds
101.	Hotchkis & Wiley Funds
102.	Intrepid Capital Management Funds Trust
103.	Jacob Funds Inc.
104.	The Jensen Quality Growth Fund Inc.
105.	Kirr, Marbach Partners Funds, Inc.
106.	Core Alternative ETF, Series of Listed Funds Trust
107.	Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
108.	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
109.	LKCM Funds
110.	LoCorr Investment Trust
111.	MainGate Trust
112.	ATAC Rotation Fund, Series of Managed Portfolio Series
113.	Coho Relative Value Equity Fund, Series of Managed Portfolio Series
114.	Coho Relative Value ESG Fund, Series of Managed Portfolio Series
115.	Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
116.	Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
117.	Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
118.	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
119.	Kensington Active Advantage Fund, Series of Managed Portfolio Series
120.	Kensington Defender Fund, Series of Managed Portfolio Series
121.	Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
122.	Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
123.	Kensington Managed Income Fund, Series of Managed Portfolio Series
124.	LK Balanced Fund, Series of Managed Portfolio Series
125.	Leuthold Core ETF, Series of Managed Portfolio Series
126.	Leuthold Core Investment Fund, Series of Managed Portfolio Series
127.	Leuthold Global Fund, Series of Managed Portfolio Series
128.	Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
129.	Leuthold Select Industries ETF, Series of Managed Portfolio Series
130.	Muhlenkamp Fund, Series of Managed Portfolio Series
131.	Nuance Concentrated Value Fund, Series of Managed Portfolio Series
132.	Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
133.	Olstein All Cap Value Fund, Series of Managed Portfolio Series
134.	Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
135.	Port Street Quality Growth Fund, Series of Managed Portfolio Series
136.	Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
137.	Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
138.	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
139.	Reinhart International PMV Fund, Series of Managed Portfolio Series
140.	Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
141.	Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
142.	Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
143.	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
144.	Tremblant Global ETF, Series of Managed Portfolio Series
145.	Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios

146.	Hood River International Opportunity Fund, Series of Manager Directed Portfolios
147.	Hood River New Opportunities Fund, Series of Manager Directed Portfolios
148.	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
149.	SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
150.	SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
151.	SWP Growth & Income ETF, Series of Manager Directed Portfolios
152.	Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
153.	Mason Capital Fund Trust
154.	Matrix Advisors Funds Trust
155.	Monetta Trust
156.	Nicholas Equity Income Fund, Inc.
157.	Nicholas Fund, Inc.
158.	Nicholas II, Inc.
159.	Nicholas Limited Edition, Inc.
160.	Oaktree Diversified Income Fund Inc.
161.	Permanent Portfolio Family of Funds
162.	Perritt Funds, Inc.
163.	Procure ETF Trust II
164.	Professionally Managed Portfolios
165.	Prospector Funds, Inc.
166.	Provident Mutual Funds, Inc.
167.	Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
168.	Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
169.	Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
170.	Aquarius International Fund, Series of The RBB Fund, Inc.
171.	Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
172.	Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
173.	Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
174.	Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
175.	Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
176.	Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
177.	Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
178.	Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
179.	F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
180.	F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
181.	F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
182.	F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
183.	F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
184.	F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
185.	F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
186.	F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
187.	Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
188.	Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
189.	Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
190.	Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
191.	Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
192.	Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
193.	Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
194.	SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
195.	SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
196.	SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
197.	SGI Global Equity Fund, Series of The RBB Fund, Inc.
198.	SGI Peak Growth Fund, Series of The RBB Fund, Inc.
199.	SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
200.	SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
201.	SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.

202.	SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
203.	SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
204.	US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
205.	US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
206.	US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
207.	US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
208.	US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
209.	US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
210.	US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
211.	US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
212.	US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
213.	US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
214.	WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
215.	WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
216.	WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
217.	The RBB Fund Trust
218.	RBC Funds Trust
219.	Rockefeller Municipal Opportunities Fund
220.	Series Portfolios Trust
221.	Tax-Exempt Private Credit Fund, Inc.
222.	Thompson IM Funds, Inc.
223.	Tortoise Capital Series Trust
224.	Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
225.	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
226.	CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
227.	CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
228.	CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
229.	CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
230.	RiverPark Strategic Income Fund, Series of Trust for Professional Managers
231.	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
232.	Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
233.	Jensen Quality MidCap Fund, Series of Trust for Professional Managers
234.	Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
235.	Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
236.	USQ Core Real Estate Fund
237.	Wall Street EWM Funds Trust
238.	Wisconsin Capital Funds, Inc.

(b) The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer and Treasurer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)       Not applicable.

Item 33.   Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the Rules thereunder will be maintained at the offices of:

(1) Glenmede Investment Management LP

One Liberty Place 1650 Market Street, Suite 4000

Philadelphia, Pennsylvania 19103

(records relating to its functions as investment advisor)

(2) State Street Bank and Trust Company

1 Congress Street, Suite 1

Boston, MA 02114

(records relating to its functions as custodian, administrator, transfer agent, dividend disbursing agent, securities lending agent and short sales lending agent)

(3) Quasar Distributors, LLC

Three Canal Plaza Suite 100

Portland, ME 04101

(records relating to its functions as distributor)

(4) Faegre Drinker Biddle & Reath LLP

One Logan Square Suite 2000

Philadelphia, Pennsylvania 19103-6996

(Registrant’s minute books)

Item 34.   Management Services

Not applicable.

Item 35.   Undertakings

(a)  Registrant undertakes to comply with the provisions of Section 16(c) of the 1940 Act in regard to shareholders’ right to call a meeting of shareholders for the purpose of voting on the removal of directors and to assist in shareholder communications in such matters, to the extent required by law. Specifically, the Registrant will, if requested to do so by the holders of at least 10% of the Registrant’s outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of the removal of directors, and the Registrant will assist in shareholder communications as required by Section 16(c) of the 1940 Act.

(b)  Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of Registrant’s latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 130 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania on the 23rd of December 2025.

THE GLENMEDE FUND, INC.

By	/s/ Elizabeth A. Eldridge
Elizabeth A. Eldridge President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 128 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 23rd day of December, 2025.

Signature	Title	Date

*
William L. Cobb, Jr.	Chairman	December 23, 2025

/s/ Elizabeth A. Eldridge
Elizabeth A. Eldridge	President	December 23, 2025

*
H. Franklin Allen, Ph.D.	Director	December 23, 2025

*
Mary Ann B. Wirts	Director	December 23, 2025

*
Harry Wong	Director	December 23, 2025

*
Andrew Phillips	Director	December 23, 2025

*
Rebecca Duseau	Director	December 23, 2025

/s/ Christopher E. McGuire Christopher E. McGuire
	(Chief Financial Officer and Principal Financial Officer)	December 23, 2025

*By	/s/ Joshua M. Lindauer
Joshua M. Lindauer, Attorney-in-fact

Exhibit Index

(a)	(76)	Form of Articles of Amendment to the Articles of Incorporation

(a)	(77)	Form of Articles Supplementary to the Articles of Incorporation

(d)	(31)	Form of Advisory Fee Reduction Commitment relating to the Total Market Plus Equity Portfolio

(d)	(32)	Form of Contractual Fee Waiver Agreement relating to the Total Market Plus Equity Portfolio

(h)	(46)	Form of Amended and Restated Amended Shareholder Servicing Plan and related Agreement

(j)	(1)	Consent of Faegre Drinker Biddle & Reath LLP

(n)	(8)	Form of Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding Institutional Shares of the Total Market Plus Equity Portfolio